SUPPLEMENT DATED  December 9, 2002
                              TO THE PROSPECTUS OF


               VALUEMARK(R) INCOME PLUS IMMEDIATE VARIABLE ANNUITY

                                DATED MAY 1, 2002

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT B

The  Prospectus  has been revised to add the following  paragraphs to the end of
Section 9. "Performance and Illustrations" on page 26.

     Allianz Life may also provide illustrations to customers. These illustrations provide hypothetical depictions of the "payout," or annuitization phase. Illustrations be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Payout" illustrations may have various features, as follows:


o Payout illustrations are designed to show the hypothetical effect of annuitizing a Contact, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance and an assumed interest rate
     (AIR), whereas a fixed payout illustration would be based upon the annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and expense risk charges, and the administrative charge. Contract maintenance charges may or may not be deducted from a particular illustration. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

A sample format of a customer illustration is attached as Appendix A to the Statement of Additional Information and is incorporated herein by reference.






                          THE VALUEMARK(R) INCOME PLUS
                       IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
--------------------------------------------------------------------------------

This prospectus describes the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option. The Contract is issued by Allianz Life Insurance Company of North America (Allianz Life). All references to "we", "us" and "our" refer to Allianz Life.

The annuity offers the Investment Options listed below, and a Fixed Payment Option of Allianz Life. You can select up to 10 investment choices (which include any of the Investment Options and the Fixed Payment Option). The Fixed Payment Option and one or more of the Investment Options may not be available in your state.

AIM


USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCE CAPITAL

USAZ Alliance Capital Growth and Income Fund
USAZ Alliance Capital Large Cap Growth Fund
USAZ Alliance Capital Technology Fund

DAVIS

Davis VA Financial Portfolio
Davis VA Value Portfolio

DREYFUS

Dreyfus Small Cap Stock Index Fund
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON

Franklin  Global  Communications  Securities  Fund  Franklin  Growth  and Income
Securities  Fund  Franklin  High Income Fund  Franklin  Income  Securities  Fund
Franklin Large Cap Growth Securities Fund Franklin Real Estate Fund Franklin Rising Dividends Securities Fund Franklin Small Cap Fund Franklin Small Cap Value Securities Fund* Franklin U.S. Government Fund Franklin Zero Coupon Fund 2005 Franklin Zero Coupon Fund 2010 Mutual Discovery Securities Fund Mutual Shares Securities Fund Templeton Developing Markets Securities Fund Templeton Foreign Securities Fund * Templeton Growth Securities Fund USAZ Templeton Developed Markets Fund

JENNISON

Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio


OPPENHEIMER

Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
USAZ Oppenheimer Emerging Growth Fund

PIMCO

PIMCO VIT High Yield Portfolio* PIMCO VIT StocksPLUS Growth and Income Portfolio PIMCO VIT Total Return Portfolio* USAZ PIMCO Growth and Income Fund USAZ PIMCO Renaissance Fund USAZ PIMCO Value Fund

SELIGMAN

Seligman Small-Cap Value Portfolio

USAZ

USAZ Money Market Fund*

VAN KAMPEN

USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund*
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund

*The Investment Option name has changed as of the date of this prospectus as follows:


Current Name                                     Previous Name
Franklin Small Cap Value Securities Fund Franklin Value Securities Fund
Templeton Foreign Securities Fund      Templeton  International Securities Fund
PIMCO  VIT High  Yield  Portfolio      PIMCO VIT High  Yield  Bond Portfolio
PIMCO VIT Total Return Portfolio       PIMCO VIT Total Return Bond Portfolio
USAZ Money  Market Fund                AZOA Money Market Fund
USAZ Van Kampen  Emerging Growth Fund  USAZ American Growth Fund


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option.



To learn more about the annuity offered by this prospectus, you can receive a copy of the Statement of Additional Information (SAI) dated May 1, 2002, as supplemented December 9, 2002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on Page 24 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at: 1-800-542-5427 or write us at:
Allianz Life Insurance Company of North America 5701 Golden Hills Drive, Minneapolis, Minnesota 55416-1297.

The Variable Annuity Contract involves certain risks, and you may lose money. The Contracts:

o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency o are not guaranteed and may be subject to loss of principal.

The Valuemark Income Plus Immediate Variable
Annuity Contracts:



This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different. Dated: May 1, 2002, as supplemented December 9,2002.



TABLE OF CONTENTS____________________
-------------------------------------
Index of Terms                                       4


Summary                                              5

Fee Table                                            7

1.The Valuemark Income Plus Immediate
Variable Annuity Contract

2. Ownership 12


    Contract Owner/Annuitant                       12

    Joint Owner/Joint Annuitant                    12

    Beneficiary                                    12

    Assignment                                     12

3.  Annuity Payments 13 (The Payout Phase)

    Income Date                                    13

    Annuity Payments                               13

    Assumed Investment Return                      13

    Annuity Options                                13

4. Purchase 14

    Purchase Payment                               14

    Allocation of Purchase Payment                 14

    Tax - Free Section 1035 Exchanges              15

    Free Look                                      15

    VIP Units                                      15

5.Investment Options                               16

     Substitution and Limitation on

 Further Investments                               17

    Transfers                                      18
      Telephone Transfers                          18

    Excessive Trading                              18

    Voting Privileges                              18

    Substitution                                   18

6.Expenses                                         19

    Insurance Charges                              19
      Mortality and Expense Risk Charge            19
      Administrative Expense Charge                19

    Commutation Fee                                19

    Premium Taxes                                  19

    Income Taxes                                   19

    Investment Option Expenses                     19

7.Taxes                                            19

    Annuity Contracts in General                   19

    Qualified and Non-Qualified Contracts          20

    Liquidations - Non-Qualified Contracts         20

    Liquidations - Qualified Contracts             20

    Death Benefits                                 21

    Diversification                                21

8.Access to Your Money                             22

    Suspension of Payments or Transfers            22


9. Performance and Illustrations 23

10. Death Benefit 23

    Death of Beneficiary                           23

11. Other Information 23

    Allianz Life                                   23

    The Separate Account                           23

    Distribution                                   23

    Additional Credits For Certain Groups          23

    Administration                                 24

    Financial Statements                           25

Table of Contents of the Statement of
Additional Information                             25

    Privacy Notice                                 25

Appendix A - Condensed Financial
Information                                        26



Appendix B - Illustration of
Annuity Income                                     31

INDEX OF TERMS
--------------------------------------------------------------------------------



This prospectus is written in plain English. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                      Page                                  Page

Annuitant                             12     Joint Annuitant                 12

Annuity Calculation Date              15     Joint Owner                     12

Annuity Options                       13     Non-Qualified                   18

Annuity Payments                      13     Payout Phase                    13

Annuity Unit                          15     Purchase Payment                14

Assumed Investment Return (AIR)       13     Qualified                       18

Beneficiary                           12     Tax Deferral                    18

Contract                              12     Total Liquidation Value         22

Contract Owner                        12     Investment Option               12

Fixed Payment Option                  12     VIP Unit                        15

Income Date                           13

SUMMARY
--------------------------------------------------------------------------------


The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE IMMEDIATE VARIABLE ANNUITY CONTRACT:

The annuity contract (Contract) offered by Allianz Life provides a means for investing in an immediate variable annuity Contract in both Investment Options and the Allianz Life Fixed Payment Option (referred to in the Contract as the "Fixed Account"). In return for your one time payment, the Contract provides for income to you and another person (if elected) under a payment plan you select.


You can purchase the contract as a Non-Qualified Contract. You may also purchase the Contract as a Qualified Contract of a plan or type that is currently issued by the company with monies deemed qualified as determined by the Internal Revenue Code. This would include but may not be limited to Roth and Traditional Individual Retirement Accounts (IRA) and Simplified Employee Pension (SEP) contracts.


The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs.


We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan


Contract features may not be available in all states.



ANNUITY PAYMENTS:

When you buy the Contract, you select an Income Date. You can start to receive regular income from your annuity by choosing an Annuity Option. Under most Annuity Options, you can choose whether to receive your Annuity Payments as a variable payout, a fixed payout (not available in all states), or both. If you choose to have any part of your Annuity Payments come from the Investment Options, the dollar amount of your Annuity Payments may go up or down based on the performance of the Investment Options.

PURCHASE:

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract at a later date (i.e., it is a single purchase payment contract). Your investment representative can help you complete the appropriate forms.

INVESTMENT OPTIONS:

You can put your money in the Investment Options and/or you can receive Annuity Payments from the Allianz Life Fixed Payment Option (not available in all states). Your income will fluctuate up or down based on the Investment Options' performance. No minimum payment amount is guaranteed. You can make transfers between the Investment Options. You cannot make transfers from the Fixed Payment Option to the Investment Options.


EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.


Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (e.g., municipalities). Premium taxes typically range from 0% to 3% of the Purchase Payment or Contract value, depending on the state or governmental entity. Allianz Life currently assesses premium tax charges when you die, when annuity payments begin, or when you make a complete withdrawal[, whichever comes first.] Allianz Life reserves the right to change this practice in the future.


Allianz Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in an Investment Option. Allianz Life also deducts an administrative expense charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in an Investment Option.

Certain Annuity Options allow liquidations (withdrawals). If you take money out of the Contract, Allianz Life may assess a commutation fee, which is a percentage of the amount liquidated (withdrawn), or as set forth in your contract. If you choose Annuity Options 2 or 4, you may make a partial liquidation. A commutation fee of 5% in Contract year 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter, will apply. If you choose Annuity Option 6, you may make a full or partial liquidation. A commutation fee of 5% in Contract years 1 and 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter, will apply.

You currently can make as many transfers as you want each year. Allianz Life may limit this in the future. However, you will always be allowed at least 6 transfers each year.


Each Investment Option deducts portfolio management fees and expenses from the amounts you have invested in the Investment Options. Some Investment Option also deduct 12b-1 fees from Investment Option assets. For 2001, these expenses and fees ranged, on an annual basis, from 0.51% to 1.64% of the average daily value of the Investment Option, after reimbursement.

We will pay sales commissions to broker-dealers who sell the Contracts. For a discussion of these arrangements, see "Distribution."


Allianz Life may assess a state premium tax charge, which ranges from 0% to 3.5% of your Purchase Payment (depending upon the state).


TAXES:

Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts.

ACCESS TO YOUR MONEY:

Generally, you may not make liquidations (withdrawals) from your Contract. However, under certain circumstances, you may make one liquidation each Contract year after the Income Date if you selected Annuity Option 2, 4 or 6. Liquidations made after the Income Date may be subject to a commutation fee. You may also have to pay income tax and a tax penalty on any money you take out. Limitation to withdrawals may apply to certain Qualified Contracts.

DEATH BENEFIT:

If you die before the Income Date and there is no Joint Annuitant, the Contract will be treated as if it had never been issued. We will return your Purchase Payment to your estate. If you have chosen an Annuity Option with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 (with 10 years of payments guaranteed or 5 years of payments guaranteed if the survivor's life expectancy is less than 10 years).

PRIVACY POLICY: We place a high priority on maintaining your trust and confidence. A notice of the privacy policy followed by Allianz Life and its affiliated companies is provided in the prospectus to enhance your understanding of how we protect your privacy when we collect and use information about you, and the steps we take to safeguard that information. See "Privacy Notice."


INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:

USAllianz Service Center
300 Berwyn Park
P.O. Box 3031 Berwyn, Pennsylvania 19312-0031
(800) 792-7198

FEE  TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing in the Contract. It reflects expenses of the Separate Account as well as the Investment Options. We have provided "Illustrations of Annuity Income" in Appendix B to show you the effects of the charges, expenses and investment performance on annuity income. Taxes, including premium tax charges, also may apply, although they do not appear in the table.



contract Owner Transaction Fees

Commutation Fee*
(as a percentage of the amount taken out [liquidated])

                              Contract Year Charge

                                  1             5%

                                  2             5%

                                  3             4%

                                  4             3%

                                  5             2%

                               6 (& thereafter) 1%

* After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Option 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.



Separate Account Annual Expenses
(as a percentage of average daily account value)

Mortality and Expense Risk Charge ..................  1.25%

Administrative Expense Charge ......................   .15%
                                                       ----

Total Separate Account Annual Expense ..............  1.40%

INVESTMENT OPTION ANNUAL EXPENSES net of waivers/reimbursements

(as a percentage of an Investment Option's average daily net assets for the most
recent  fiscal  year.)  See  the  Investment   Option   prospectuses   for  more
information.*


                                                  Management           12b-1               Other        Total Investment
Investment Option                                    Fees              Fees**            Expenses        Option Expenses
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund1                             .75%            .25%                .10%               1.10%
USAZ AIM Blue Chip Fund1                               .80%            .25%                .10%               1.15%
USAZ AIM Dent Demographic Trends Fund1                 .85%            .25%                .10%               1.20%
USAZ AIM International Equity Fund1                    .90%            .25%                .10%               1.25%
USAZ Alliance Capital Growth and Income Fund1          .85%            .25%                 --                1.10%
USAZ Alliance Capital Large Cap Growth Fund1           .85%            .25%                 --                1.10%
USAZ Alliance Capital Technology Fund1                1.00%            .25%                 --                1.25%

Davis VA Financial Portfolio2                          .75%             --                 .25%               1.00%
Davis VA Value Portfolio                               .75%             --                 .12%                .87%

Dreyfus Small Cap Stock Index Fund  Service Shares1    .35%            .25%                 --                 .60%
Dreyfus Stock Index Fund  Service Shares               .25%            .25%                .07%                .57%

Franklin Global Communications Securities Fund - Class 23/4            .52%                .25%                .03%
..80%
Franklin Growth and Income Securities Fund - Class 23/4.48%            .25%                .03%                .76%
Franklin High Income Fund - Class 23/4                 .57%            .25%                .05%                .87%
Franklin Income Securities Fund - Class 23/4           .49%            .25%                .04%                .78%
Franklin Large Cap Growth Securities Fund - Class 23/4 .75%            .25%                .03%               1.03%
Franklin Real Estate Fund - Class 23/4                 .56%            .25%                .03%                .84%
Franklin Rising Dividends Securities Fund - Class 23/4/5.74%           .25%                .02%               1.01%
Franklin Small Cap Fund - Class 23/5                   .45%            .25%                .31%               1.01%
Franklin Small Cap Value Securities Fund - Class 23/5  .57%            .25%                .20%               1.02%
Franklin U.S. Government Fund - Class 23/4             .51%            .25%                .02%                .78%
Franklin Zero Coupon Fund 2005 - Class 14              .63%             --                 .05%                .68%
Franklin Zero Coupon Fund 2010 - Class 14              .63%             --                 .05%                .68%
Mutual Discovery Securities Fund - Class 23            .80%            .25%                .22%               1.27%
Mutual Shares Securities Fund - Class 23               .60%            .25%                .19%               1.04%
Templeton Developing Markets Securities Fund - Class 231.25%           .25%                .32%               1.82%
Templeton Foreign Securities Fund - Class 23/5         .68%            .25%                .22%               1.15%
Templeton Growth Securities Fund - Class 23/4          .80%            .25%                .05%               1.10%
USAZ Templeton Developed Markets Fund1                 .88%            .25%                .12%               1.25%

Jennison 20/20 Focus Portfolio - Class 21              .75%            .25%                .33%               1.33%
SP Jennison International Growth Portfolio - Class 26  .85%            .25%                .54%               1.64%
SP Strategic Partners Focused Growth Portfolio - Class 26 .90%         .25%                .26%               1.41%

Oppenheimer Global Securities Fund/VA                  .64%             --                 .06%                .70%
Oppenheimer High Income Fund/VA                        .74%             --                 .05%                .79%
Oppenheimer Main Street Growth & Income Fund/VA        .68%             --                 .05%                .73%
USAZ Oppenheimer Emerging Growth Fund1                 .85%            .25%                .15%               1.25%

PIMCO VIT High Yield Portfolio - Admin. Class7         .25%             --                 .50%                .75%
PIMCO VIT StocksPLUS Growth and  Income Portfolio - Admin. Class 7    .40%                   --                .27%
..67%
PIMCO VIT Total Return Portfolio- Admin. Class 7       .25%             --                 .40%                .65%
USAZ PIMCO Growth and Income Fund1                     .75%            .25%                .10%               1.10%
USAZ PIMCO Renaissance Fund1                           .75%            .25%                .10%               1.10%
USAZ PIMCO Value Fund1                                 .75%            .25%                .10%               1.10%

Seligman Small-Cap Value Portfolio - Class 18         1.00%             --                 .19%               1.19%

USAZ Money Market Fund1                                .35%            .25%                .30%                .90%

USAZ  Van Kampen Aggressive Growth Fund1               .80%            .25%                .20%               1.25%
USAZ Van Kampen Comstock Fund1                         .68%            .25%                .27%               1.20%
USAZ Van Kampen Emerging Growth Fund1                  .75%            .25%                .10%               1.10%
USAZ Van Kampen Growth and Income Fund1                .68%            .25%                .17%               1.10%
USAZ Van Kampen Growth Fund1                           .75%            .25%                .20%               1.20%


*The fee and expense information regarding the Investment Options was provided by the investment advisers, and Allianz Life has not independently verified such information. Some of the investment options may pay service fees, which vary by Investment Option. Except for the USAZ Funds and the PIMCO VIT Investment Options, neither the Investment Options nor their Advisers are affiliated with Allianz Life.


**The 12b-1 fees cover certain  distribution  and shareholder  support  services
provided  by  the  companies  selling  Contracts.   Our  principal  underwriter,
USAllianz Investor Services, LLC will receive 12b-1 fees.


1. The USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Dreyfus Small Cap Stock Index Fund, Jennison 20/20 Focus Portfolio and the USAZ Oppenheimer Emerging Growth Fund commenced operations as of May 1, 2002. The expenses shown above for these Investment Options are therefore estimated for the Investment Option's current fiscal year. Certain USAZ Fund expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each Investment Option which is reflected in the total expense amount listed in the table above. Without reimbursement, total Investment Option expenses would be estimated as follows: USAZ Alliance Capital Growth and Income Fund, 3.28%, USAZ Alliance Capital Large Cap Growth Fund, 3.36%, USAZ Alliance Capital Technology Fund, 3.19%, USAZ Templeton Developed Markets Fund, 3.56%, USAZ PIMCO Growth and Income Fund, 3.70%, USAZ PIMCO Renaissance Fund, 2.96%, USAZ PIMCO Value Fund, 3.43%, USAZ Money Market Fund, 1.21%, USAZ Van Kampen Aggressive Growth Fund, 7.59%, USAZ Van Kampen Comstock Fund, 3.01%, USAZ Van Kampen Emerging Growth Fund, 3.81%, USAZ Van Kampen Growth and Income Fund, 2.71%, and the USAZ Van Kampen Growth Fund, 4.46%.



2. Without reimbursement, other expenses and total operating expenses would have been 0.29% and 1.04%, respectively for the Davis VA Financial Portfolio.

3. For the Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.


4. The Investment Option administration fee is paid indirectly through the management fee.


5. For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.08%, 0.03% and 0.01%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund. The managers are required by the Investment Options' Board of Trustees and an order of the Securities and Exchange Commission to reduce their fees if the Investment Options invest in a Franklin Templeton money fund. Without these reductions, the total annual Investment Options' operating expenses are estimated to be 1.02%, 1.09%, 1.05% and 1.16%, respectively.

6. Without reimbursement, total operating expenses would have been 2.26% and 3.01%, respectively for the SP Jennison International Growth and SP Strategic Partners Focused Growth Portfolios. These reimbursements are voluntary and may be terminated at any time.

7. "Other Expenses" without deduction reflect a 0.35% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' Fees for the PIMCO VIT High Yield Portfolio; a 0.10% administrative fee, a 0.15% service fee and 0.02% interest expense for the PIMCO VIT StocksPLUS Growth and Income Portfolio; and a 0.25% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the PIMCO VIT Total Return Portfolio. PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield, StocksPLUS Growth and Income and Total Return Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76%, 0.67% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expense to average net assets excluding interest expense is 0.65% for the StocksPlus Growth and Income Portfolio.


8. Effective March 1, 2001, J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than management and 12b-1 fees, that exceed 0.20%. Prior to that date, Seligman reimbursed all expenses, other than management and 12b-1 fees. Without reimbursement, other expenses and total Investment Option expenses would have been 0.22% and 1.22%, respectively. There is no assurance that Seligman will continue this policy in the future.

EXAMPLES

The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. These examples assume that the applicable fee waivers and expense reimbursements provided by some of the Investment Options will continue for the periods shown. The examples assume you invested $1,000 with annual payments based on a 15 year period certain payout under Annuity Option 6 with a 5% Assumed Investment Return. Premium taxes are not reflected in the tables. Premium taxes may apply. For additional information, see Section 5 - "Expenses". You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if you surrender your Contract under Annuity Option 6 at the end of each time period:



                                                     1 Year             3 Years           5 Years         10 Years
--------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund                              $70                $96              $111              $158
USAZ AIM Blue Chip Fund                                $70                $97              $113              $161
USAZ AIM Dent Demographic Trends Fund                  $70                $98              $115              $164
USAZ AIM International Equity Fund                     $71                $99              $117              $166
USAZ Alliance Capital Growth and Income Fund           $70                $96              $111              $158
USAZ Alliance Capital Large Cap Growth Fund            $70                $96              $111              $158
USAZ Alliance Capital Technology Fund                  $70               $107              $149              $308
Davis VA Financial Portfolio                           $69                $93              $108              $153
Davis VA Value Portfolio                               $68                $90              $103              $145
Dreyfus Small Cap Stock Index fund                     $65                $84               $93              $130
Dreyfus Stock Index Fund                               $65                $83               $92              $128
Franklin Global Communications Securities Fund         $65                $82               $90              $125
Franklin Growth and Income Securities Fund             $64                $81               $89              $124
Franklin High Income Fund                              $65                $83               $92              $128
Franklin Income Securities Fund                        $64                $81               $89              $124
Franklin Large Cap Growth Securities Fund              $67                $88              $100              $140
Franklin Real Estate Fund                              $65                $84               $93              $130
Franklin Rising Dividends Securities Fund              $67                $88              $100              $140
Franklin Small Cap Fund                                $67                $88              $99               $140
Franklin Small Cap Value Securities Fund               $67                $89              $102              $144
Franklin U.S. Government Fund                          $65                $82               $90              $125
Franklin Zero Coupon Fund - 2005                       $66                $85               $95              $133
Franklin Zero Coupon Fund - 2010                       $66                $85               $95              $133
Mutual Discovery Securities Fund                       $69                $94              $108              $154
Mutual Shares Securities Fund                          $67                $89              $100              $141
Templeton Developing Markets Securities Fund           $73               $107              $128              $183
Templeton Foreign Securities Fund                      $68                $90              $103              $145
Templeton Growth Securities Fund                       $68                $90              $103              $146
USAZ Templeton Developed Markets Fund                  $70               $107              $149              $308
SP Jennison International Growth Portfolio             $74               $108              $131              $187
SP Strategic Partners Focused Growth Portfolio         $72               $103              $123              $175
Oppenhimer Global Securities Fund/VA                   $66                $86               $97              $136
Oppenhimer High Income Fund/VA                         $67                $88              $100              $141
Oppenhimer Main Street Growth & Income Fund/VA         $66                $87               $98              $137
USAZ Oppenheimer Emerging Growth Fund                  $71                $99              $117              $166
PIMCO VIT High Yield Portfolio                         $67                $87               $98              $139
PIMCO VIT StocksPLUS Growth and Income Portfolio       $66                $85               $95              $133
PIMCO VIT Total Return Portfolio                       $66                $85               $95              $133
USAZ PIMCO Growth and Income Fund                      $70                $96              $111              $158
USAZ PIMCO Renaissance Fund                            $70                $96              $111              $158
USAZ PIMCO Value Fund                                  $70                $96              $111              $158
Seligman Small-Cap Value Portfolio                     $70                $98              $115              $163
USAZ Money Market Fund                                 $68                $91              $104              $147
USAZ Van Kampen Aggressive Growth Fund                 $71                $99              $117               $166
USAZ Van Kampen Comstock Fund                          $70                $98              $115              $164
USAZ Van Kampen Emerging Growth Fund                   $70                $96              $111              $158
USAZ Van Kampen Growth and Income Fund                 $70                $96              $111              $158
USAZ Van Kampen Growth Fund                            $70                $98              $115              $164
---------------------------------------------------------------------------------------------------------------------------





You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if your Contract is not surrendered:


                                                     1 Year             3 Years           5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund                              $23                $64               $98              $155
USAZ AIM Blue Chip Fund                                $23                $65              $100              $158
USAZ AIM Dent Demographic Trends Fund                  $24                $66              $102              $160
USAZ AIM International Equity Fund                     $24                $68              $104              $163
USAZ Alliance  Capital Growth and Income Fund          $23                $64               $98              $155
USAZ Alliance Capital Large Cap Growth Fund            $23                $64               $98              $155
USAZ Alliance Capital Technology Fund                  $24                $66              $102              $160
Davis VA Financial Portfolio                           $22                $61               $94              $149
Davis VA Value Portfolio                               $21                $58               $90              $142
Dreyfus Small Cap Stock Index Fund                     $18                $51               $79              $126
Dreyfus Stock Index Fund                               $18                $51               $78              $125
Franklin Global Communications Securities Fund         $18                $49               $76              $122
Franklin Growth and Income Securities Fund             $18                $49               $76              $121
Franklin High Income Fund                              $18                $51               $78              $125
Franklin Income Securities Fund                        $18                $49               $76              $121
Franklin Large Cap Growth Securities Fund              $20                $56               $86              $137
Franklin Real Estate Fund                              $18                $51               $79              $126
Franklin Rising Dividends Securities Fund              $20                $56               $86              $137
Franklin Small Cap Fund                                $20                $56               $86              $136
Franklin Small Cap Value Securities Fund               $21                $57               $88              $140
Franklin U.S. Government Fund                          $18                $49               $76              $122
Franklin Zero Coupon Fund - 2005                       $19                $53               $82              $130
Franklin Zero Coupon Fund - 2010                       $19                $53               $81              $129
Mutual Discovery Securities Fund                       $22                $62               $95              $150
Mutual Shares Securities Fund                          $20                $56               $87              $138
Templeton Developing Markets Securities Fund           $27                $75              $115              $180
Templeton Foreign Securities Fund                      $21                $58               $90              $142
Templeton Growth Securities Fund                       $21                $58               $90              $143
USAZ Templeton Developed Markets Fund                  $24                $66              $102              $160
SP Jennison International Growth Portfolio             $28                $77              $118              $184
SP Strategic Partners Focused Growth Portfolio         $26                $72              $110              $172
Oppenhimer Global Securities Fund/VA                   $19                $54               $83              $132
Oppenhimer High Income Fund/VA                         $20                $56               $87              $137
Oppenhimer Main Street Growth & Income Fund/VA         $20                $55               $84              $134
USAZ Oppenheimer Emerging Growth Fund                  $24                $68              $104              $163
PIMCO VIT High Yield Portfolio                         $20                $55               $87              $138
PIMCO VIT StocksPLUS Growth and Income Fund            $19                $53               $81              $129
PIMCO VIT Total Return Portfolio                       $19                $53               $81              $129
USAZ PIMCO Growth and Income Fund                      $23                $64               $98              $155
USAZ PIMCO Renaissance Fund                            $23                $64               $98              $155
USAZ PIMCO Value Fund                                  $23                $64               $98              $155
Seligman Small-Cap Value Portfolio                     $24                $66              $101              $160
USAZ Money Market Fund                                 $21                $59               $91              $144
USAZ Van Kampen Aggressive Growth Fund                 $24                $68              $104              $163
USAZ Van Kampen Comstock Fund                          $24                $66              $102              $160
USAZ Van Kampen Emerging Growth Fund                   $23                $64               $98              $155
USAZ Van Kampen Growth and Income Fund                 $23                $64               $98              $155
USAZ Van Kampen Growth Fund                            $24                $66              $102              $160

See Appendix A - Condensed Financial Information for unit values.

THE VALUEMARK INCOME
--------------------------------------------------------------------------------
PLUS IMMEDIATE VARIABLE
--------------------------------------------------------------------------------
1.ANNUITY CONTRACT
--------------------------------------------------------------------------------

This prospectus describes an immediate variable annuity contract (Contract) with a Fixed Payment Option offered by Allianz Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is no later than 60 days after we allocate your Purchase Payment. This is called the Income Date. The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among different Investment Options, and, depending upon market conditions, your payments can go up or down based on the Investment Options' investment performance. The Investment Options are designed to offer a better return than the Fixed Payment Option. However, this is not guaranteed. Your payments may go up or down based on the investment performance of the Investment Option(s) you select.

The Contract also contains a Fixed Payment Option (referred to in the Contract as the "Fixed Account"). The Fixed Payment Option (not available in all states) offers an interest rate that is guaranteed by Allianz Life. If you select the Fixed Payment Option, your money will be placed with the other general assets of Allianz Life. Any portion of your Purchase Payment allocated to the Fixed
Payment Option will be temporarily allocated to the USAZ Money Market Fund on the day we allocate your Purchase Payment. It will then be allocated to the Fixed Payment Option when you begin receiving Annuity Payments from your Contract. We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.

2 OWNERSHIP
--------------------------------------------------------------------------------


CONTRACT OWNER/ANNUITANT

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued.

An Annuitant is the natural person on whose life we base Annuity Payments.


JOINT OWNER/JOINT ANNUITANT

If there is more than one Contract Owner, each Contract Owner is a Joint Owner of the Contract. Any Join Owner must be the spouse of the other Contract Owner (exceptions: Colorado and Pennsylvania. Joint Owners have equal ownership rights. You both must authorize those ownership rights unless otherwise allowed by Allianz Life. You can name a Joint Annuitant. Each Joint Owner must be either an Annuitant or Joint Annuitant.

If you die before the Income Date and there is no Joint Annuitant, we will treat the Contract as if we never issued it and will return the Purchase Payment to your estate. If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or when the Joint Annuitant dies, the Beneficiary(ies) will be the Owner(s) of their respective shares.


BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. You can also name a contingent Beneficiary. The contingent Beneficiary will receive any death benefit if the Beneficiary is not alive when you and any Joint Annuitant die. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.


ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. We will not be liable for any payment we make, or other action we take, in accordance with the Contract before we receive written notice of the assignment. An assignment may be a taxable event. If the Contract is issued under a Qualified plan, you may be unable to assign the Contract.

3. ANNUITY PAYMENTS (THE PAYOUT PHASE)
--------------------------------------------------------------------------------


INCOME DATE

You can receive regular income payments under your Contract as long as you and any Joint Annuitant are alive on the Income Date. We call the date that your Annuity Payments begin the Income Date. We ask you to choose your Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.

ANNUITY PAYMENTS


Under Annuity Options 1-5, you may elect to receive your Annuity Payments as a variable payout, a fixed payout (not available in all states), or a combination of both. Under Annuity Option 6, Annuity Payments will come from the Investment Options only (variable payout). If you choose a Fixed Payment Option, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Investment Options. Guaranteed fixed annuity rates are based on 2.5% interest per year and , where applicable, the 1983 (a) Individual Annuity Mortality Table with mortality improvement projected 30 years using Mortality Projection Scale G.


If you choose to receive variable payments, we determine the amount of your first variable payment based on:

1) your Contract value on the Annuity Calculation Date (no more than 10 days before the first payment), 2) your age and the age of any Joint Annuitant on the Annuity Calculation Date (except in Option 6), 3) the Assumed Investment Return
(AIR), a benchmark you select, and 4) the Annuity Option you select.

We credit your Contract with a fixed number of Annuity Units for each Investment Option you select. We do this by allocating the first payment amount among the Investment Options according to your instructions, and dividing the amount allocated to each Investment Option by the Annuity Unit value on the Annuity Calculation Date. The number of Annuity Units in your Contract remains the same unless you make a liquidation or transfer. After the first payment, your payments will change based on the change in value of the Annuity Units credited to your Contract. The amount of each change will depend on how the Annuity Units in your Contract perform as compared to your AIR benchmark. You can choose the frequency of Annuity Payments (for example, monthly, quarterly, semi-annually or annually). The SAI contains a discussion of how we calculate Annuity Unit values.

ASSUMED INVESTMENT RETURN

We base your Annuity Payments on the Assumed Investment Return. You can choose either a 7%, 5% or 3% per year AIR. The 7% AIR is not available in all states (check with your registered representative for availability). If you do not choose one, the 5% AIR will automatically apply. If the actual performance exceeds the AIR you choose, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you choose, your Annuity Payments will decrease. If you choose a higher AIR, the initial amount of income will be higher, but income will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

You can choose one of the following Annuity Options. You can also choose any other Annuity Option you want as long as Allianz Life agrees to provide it.

OPTION 1. Life Annuity. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we will stop making Annuity Payments.

OPTION 2. Life Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. If the Beneficiary does not want to receive Annuity Payments after the Annuitant's death, he or she can ask for a lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set for in the Contract.

OPTION 3. Joint and Last Survivor Annuity. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the Joint Annuitant's life. The amount of the Annuity Payments we will make to the Joint Annuitant can be equal to 100%, 75% or 50% of the amount that was being paid when both you and the Joint Annuitant were alive. You choose this percentage when you apply for the Contract. The Annuity Payments will end when the last surviving Annuitant dies.


OPTION 4. Joint and Last Survivor Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the life of the surviving Annuitant. The payments will be 100% of the amount that was being paid when you were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments, he or she can ask for a single lump sum. Equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

OPTION 5. Refund Life Annuity. Under this option, we will make periodic Annuity Payments during your lifetime. The last Annuity Payment will be made before you die. If the value of the Annuity Payments made is less than the value applied to the Annuity Option, then the Beneficiary will receive a refund as set forth in the Contract.

OPTION 6. Specified Period Certain Annuity. Under this option, we will make periodic Annuity Payments for a specified period that you choose. The period can be from 5 to 30 years (you must use whole numbers of years). If at the time both you and any Joint Annuitant die, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. This option may not be available in all states. This option can only be elected as a variable payout.

After the first Contract anniversary, you can exchange an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the Total Liquidation Value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be 59 1/2 or older. If you own a Qualified Contract you may make the exchange after the later of your reaching age 59 1/2 or 5 years from the date of the first Annuity Payment and prior to the year in which you reach age 70 1/2. A new Contract will be issued to you for your existing Contract. You must return your existing Contract to us. The Contract Owner/Annuitant and Joint Annuitant (if any) must be the same under both Contracts.

4PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENT

The Purchase Payment is the money you put into the Contract. The minimum payment Allianz Life will accept is $35,000. The Contract is a single payment Contract. This means that you cannot add money to your Contract after you buy it. If you buy more than one Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. When you make your Purchase Payment, we will deduct any premium taxes that you owe before we allocate it to the Investment Options. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax-deferral related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.


ALLOCATION OF PURCHASE PAYMENT When you purchase a Contract, we will allocate your Purchase Payment to one or more of the Investment Options you have selected. If you want any portion of the Purchase Payment to be allocated to the Fixed Payment Option, we will temporarily allocate it to the USAZ Money Market Fund. It will be moved to the Fixed Payment Option on the day we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than 10 business days before the Income Date. We ask that you allocate your money in whole percentages. Each allocation must be at least 10%.


Currently, you may invest in 10 investment choices at any one time (which includes the Investment Options and the Fixed Payment Option). We may, in the future, limit the number of Investment Options that you may invest in at one time (except in Texas).

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity Contract or a life insurance policy for another annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You generally also can exchange a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the contract described in this prospectus: you might have to pay a surrender charge on your old contract, there will be a new surrender charge period for the new contract, other charges under the new contract may be higher (or lower), and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange another contract for this one unless you determine that the exchange is in your best interest.


FAX APPLICATION

Allianz Life will accept Contract applications delivered in writing, as well as via fax. A manually signed faxed application will be treated as an application delivered in writing. We do not currently accept applications delivered via e-mail or web site, or other electronic communications.


FREE LOOK


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). You will receive back the value of your Contract on the day we receive your request, less any Annuity Payments paid in states where permitted. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Purchase Payment to the USAZ Money Market
Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Option(s) you have selected.


VIP UNITS

The value of the portion of your Contract allocated to the Investment Options will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract prior to the Annuity Calculation Date, we use a measurement called a VIP Unit (which is like a share of a mutual fund). On and after the Annuity Calculation Date, we call it an Annuity Unit.

Every business day we determine the value of a VIP Unit for each Investment Option by multiplying the VIP Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of an Investment Option at the end of the current period by the value of an Investment Option for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of a VIP Unit may go up or down from day to day.

When you make the Purchase Payment, we credit your Contract with VIP Units. The number of VIP Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to an Investment Option by the value of the corresponding VIP Unit.

We calculate the value of each VIP Unit after regular trading on the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Monday we receive your Purchase Payment of $35,000. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Tuesday, we determine that the value of a VIP Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $35,000 by $12.50 and credit your Contract on Tuesday night with 2800 VIP Units. (This example assumes there are no premium taxes in your state.)



5    INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The Contract offers the Investment Options listed in the following table. The Contract also offers a Fixed Payment Option of Allianz Life. Additional Investment Options may be available in the future. In the future, we also may eliminate Investment Options. You should read the Investment Option prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call 1-800-542-5427



Franklin Templeton Variable Insurance Products Trust, The Prudential Series Fund, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust are the funds underlying your Contract. Each Investment Option has its own investment objective.


Franklin Templeton Variable Insurance Products Trust issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your Contract.

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and contracts may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact us at the USAllianz Service Center.


The following is a list of the Investment Options available under the Contract and the investment advisers and sub-advisers for each Investment Option, the investment option objectives for each Investment Option and the primary investments of each Investment Option.



                                                     INVESTMENT OPTIONS
--------------------------------------------------------------------------------
                                                      ASSET CATEGORIES
                                             -----------------------------------


Investment Management      Investment         SB  S  CE  IT  HB  IE   L  L  S  M    Objective(s)          Primary Investments
Company                    Option             ho  p  aq  ne  io  nq   a  a  m  i
----------------------                        on  e  su  tr  gn  tu   r  r  a  d
                                              rd  c  hi  em  hd  ei   g  g  l
   Adviser/Sub-Adviser                        ts  i   v  r    s  rt   e  e  l  C
                                              -   a   a  mB  Y   ny            a
                                              T   l   l  eo  i   a    V  G  C  p
                                              e   t   e  dn  e   t    a  r  a
                                              r   y   n  id  l   i    l  o  p
                                              m       t  as  d   o    u  w
                                                         t       n    e  t
                                                         e       a       h
                                                                               l
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
AIM                     USAZ AIM Basic Value                         X            Long-term growth of   At least 65% of total assets
o  managed by           Fund                                                      capital               in equity securities of U.S.
   USAllianz Advisers,                                                                                  issuers that have market
   LLC/ A I M Advisors,                                                                                 capitalizations of greater
   Inc.                                                                                                 than $500 million and that
                                                                                                        the portfolio managers
                                                                                                        believe to be undervalued
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM Blue Chip                           X            Long-term growth of   At least 65% of total assets
                        Fund                                                      capital with a        in the common stocks of blue
                                                                                  secondary objective   chip companies
                                                                                  of current income
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM Dent                                   X         Long-term growth of   Investment in securities of
                        Demographic Trends                                        capital               companies that are likely to
                        Fund                                                                            benefit from changing

                                                                                                        demographic,
                                                                                                        economic
                                                                                                        and
                                                                                                        lifestyle
                                                                                                        trends.
                                                                                                        May
                                                                                                        invest
                                                                                                        up
                                                                                                        to
                                                                                                        25%
                                                                                                        of
                                                                                                        total
                                                                                                        assets
                                                                                                        in
                                                                                                        foreign
                                                                                                        securities
                                                                                                        of
                                                                                                        which
                                                                                                        no
                                                                                                        more
                                                                                                        than
                                                                                                        15%
                                                                                                        of
                                                                                                        its
                                                                                                        total
                                                                                                        assets
                                                                                                        may
                                                                                                        be
                                                                                                        invested
                                                                                                        in
                                                                                                        securities
                                                                                                        of
                                                                                                        companies
                                                                                                        domiciled
                                                                                                        in
                                                                                                        developing
                                                                                                        countries.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM                                  X               Long-term growth of   At least 70% of net assets
                        International Equity                                      capital               in marketable equity
                        Fund                                                                            securities of foreign
                                                                                                        companies that are listed on
                                                                                                        a recognized foreign
                                                                                                        securities exchange or
                                                                                                        traded in a foreign
                                                                                                        over-the-counter market
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
ALLIANCE CAPITAL        USAZ Alliance Capital                        X            Income and long-term  At least 65% in dividend
o  managed by USAllianz Growth and Income                                         growth of capital     paying stocks of large
   Advisers, LLC/       Fund                                                                            well-established "blue
   Alliance Capital                                                                                     chip" companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance Capital X Long-term growth of At least 80%
                        of net assets Large Cap Growth Fund capital in equity
                        securities of U.S.

                                                                                                        companies
                                                                                                        judged
                                                                                                        by
                                                                                                        adviser
                                                                                                        likely
                                                                                                        to
                                                                                                        achieve
                                                                                                        superior
                                                                                                        earnings
                                                                                                        growth.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance Capital     X                               Superior long-term    At least 80% of assets in
                        Technology Fund                                           growth of capital     securities of companies
                                                                                                        involved with innovative
                                                                                                        technologies
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DAVIS                   Davis VA Financial        X                               Growth of capital     At least 65% in common stock
o  managed by Davis     Portfolio                                                                       of companies "principally
   Advisors                                                                                             engaged" in financial
                                                                                                        services
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Davis VA  Value                              X            Growth of capital     Common stock of U.S.
                        Portfolio                                                                       companies with market

                                                                                                        capitalizations
                                                                                                        of
                                                                                                        at
                                                                                                        least
                                                                                                        $5
                                                                                                        billion,
                                                                                                        which
                                                                                                        adviser
                                                                                                        believes
                                                                                                        are
                                                                                                        of
                                                                                                        high
                                                                                                        quality
                                                                                                        and
                                                                                                        whose
                                                                                                        shares
                                                                                                        are
                                                                                                        selling
                                                                                                        at
                                                                                                        attractive
                                                                                                        prices,
                                                                                                        stocks
                                                                                                        are
                                                                                                        selected
                                                                                                        with
                                                                                                        the
                                                                                                        intention
                                                                                                        of
                                                                                                        holding
                                                                                                        them
                                                                                                        for
                                                                                                        the
                                                                                                        long
                                                                                                        term
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DREYFUS                 Dreyfus Small Cap                                  X      Match performance     Invests in a representative
o  managed by The       Stock Index Fund                                          of the Standard &     sample of stocks included in
   Dreyfus Corporation                                                            Poor's Small Cap      the S&P Small Cap 600 Index,
                                                                                  600 Index             and in futures whose
                                                                                                        performance is related to
                                                                                                        the index, rather than
                                                                                                        attempt to replicate the
                                                                                                        index
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Dreyfus Stock Index                             X         Match total return    Invests in all 500 stocks in
                        Fund                                                      of the S&P 500        the S&P 500 in proportion to
                                                                                  Composite Stock       their weighting in the index
                                                                                  Price Index
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
FRANKLIN TEMPLETON      Franklin Global           X                               Capital               At least 80% of net assets
o  managed by           Communications                                            appreciation and      in investments of
   Franklin             Securities Fund                                           current income        communications companies
   Advisers, Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Growth and                          X            Capital               At least 65% of total assets
                        Income Securities Fund                                    appreciation, with    in broadly diversified
                                                                                  current income as a   portfolio of equity
                                                                                  secondary goal        securities the adviser
                                                                                                        considers financially
                                                                                                        strong, but undervalued by
                                                                                                        the market
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin High Income                  X                   High level of         At least 65% of total assets
                        Fund                                                      current income;       in debt securities offering
                                                                                  secondary goal is     high yield and expected
                                                                                  capital appreciation  total return
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Income                       X                   Maximize income       Investment in debt and
                        Securities Fund                                           while maintaining     equity securities, including
                                                                                  prospects for         high yield, lower-rated
                                                                                  capital appreciation  bonds
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Large Cap                              X         Capital appreciation  At least 80% of net assets
                        Growth Securities Fund                                                          in investments of large

                                                                                                        capitalization
                                                                                                        companies.
                                                                                                        For
                                                                                                        this
                                                                                                        Fund,
                                                                                                        large
                                                                                                        capitalization
                                                                                                        companies
                                                                                                        are
                                                                                                        those
                                                                                                        with
                                                                                                        market
                                                                                                        capitalization
                                                                                                        values
                                                                                                        within
                                                                                                        the
                                                                                                        top
                                                                                                        50%
                                                                                                        of
                                                                                                        market
                                                                                                        capitalization
                                                                                                        values
                                                                                                        in
                                                                                                        the
                                                                                                        Russell
                                                                                                        1000
                                                                                                        Index
                                                                                                        at
                                                                                                        the
                                                                                                        time
                                                                                                        of
                                                                                                        purchase
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Real Estate      X                               Capital               At least 80% of net assets
                        Fund                                                      appreciation;         in investment of companies
                                                                                  secondary emphasis    operating in the real estate
                                                                                  on current income     sector
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Rising                                        X  Long-term capital     At least 80% of net assets
   Advisory             Dividends Securities                                      appreciation; while   in investments of companies
   Services, LLC        Fund                                                      not a goal, capital   that have paid rising
                                                                                  preservation is a     dividends
                                                                                  secondary
                                                                                  consideration
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Franklin Small Cap                                 X      Long-term capital     At least 80% of net assets
   Franklin             Fund                                                      growth                in investments of small
   Advisers, Inc.                                                                                       capitalization companies.

                                                                                                        For
                                                                                                        this
                                                                                                        Fund,
                                                                                                        small
                                                                                                        capitalization
                                                                                                        companies
                                                                                                        are
                                                                                                        those
                                                                                                        with
                                                                                                        market
                                                                                                        capitalization
                                                                                                        values
                                                                                                        not
                                                                                                        exceeding
                                                                                                        (i)
                                                                                                        $1.5
                                                                                                        billion;
                                                                                                        or
                                                                                                        (ii)
                                                                                                        the
                                                                                                        highest
                                                                                                        market
                                                                                                        capitalization
                                                                                                        values
                                                                                                        in
                                                                                                        the
                                                                                                        Russell
                                                                                                        2000
                                                                                                        Index;
                                                                                                        whichever
                                                                                                        is
                                                                                                        greater
                                                                                                        at
                                                                                                        the
                                                                                                        time
                                                                                                        of
                                                                                                        purchase
----------------------  --------------------  --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Small Cap                                 X      Long term total       At least 80% of net assets
   Advisory             Value Securities Fund                                     return                in investments of small
   Services, LLC                                                                                        capitalization companies.

                                                                                                        For
                                                                                                        this
                                                                                                        Fund,
                                                                                                        small
                                                                                                        capitalization
                                                                                                        companies
                                                                                                        are
                                                                                                        those
                                                                                                        with
                                                                                                        market
                                                                                                        capitalization
                                                                                                        values
                                                                                                        not
                                                                                                        exceeding
                                                                                                        $2.5
                                                                                                        billion
                                                                                                        in
                                                                                                        assets.
                                                                                                        The
                                                                                                        Fund
                                                                                                        invests
                                                                                                        in
                                                                                                        equity
                                                                                                        securities
                                                                                                        of
                                                                                                        companies
                                                                                                        the
                                                                                                        adviser
                                                                                                        believes
                                                                                                        are
                                                                                                        undervalued
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin U.S.          X                                  Income                At least 80% of its net
       Advisers, Inc.   Government Fund                                                                 assets in U.S. government

                                                                                                        securities.
                                                                                                        The
                                                                                                        Fund
                                                                                                        currently
                                                                                                        invests
                                                                                                        primarily
                                                                                                        in
                                                                                                        fixed
                                                                                                        and
                                                                                                        variable
                                                                                                        rate
                                                                                                        mortgage-backed
                                                                                                        securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2005                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2010                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Mutual Discovery                          X               Capital appreciation  At least 65% of total assets
   Mutual               Securities Fund                                                                 in equity securities of
   Advisers, LLC                                                                                        companies of any nation the

                                                                                                        adviser
                                                                                                        believes
                                                                                                        are
                                                                                                        available
                                                                                                        at
                                                                                                        market
                                                                                                        prices
                                                                                                        less
                                                                                                        than
                                                                                                        their
                                                                                                        value,
                                                                                                        based
                                                                                                        on
                                                                                                        certain
                                                                                                        recognized
                                                                                                        or
                                                                                                        objective
                                                                                                        criteria
                                                                                                        (intrinsic
                                                                                                        value)
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Mutual Shares                                          X  Capital               At least 65% of total assets
                        Securities Fund                                           appreciation, with    in equity securities of
                                                                                  income as a           companies the adviser
                                                                                  secondary goal        believes are available at
                                                                                                        market prices less than
                                                                                                        their value, based on
                                                                                                        certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Developing      X                               Long-term capital     At least 80% of net assets
   Templeton  Asset     Markets Securities                                        appreciation          in emerging market
   Management, Ltd.     Fund                                                                            investments, typically
                                                                                                        located in the Asia-Pacific
                                                                                                        region, Eastern Europe,
                                                                                                        Central and South America,
                                                                                                        and Africa
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Templeton  Templeton Foreign                        X               Long-term capital     At least 80% of net asets in
   Investment            Securities Fund                                          growth                investments of issuers
   Counsel, LLC                                                                                         outside the U.S., including
                                                                                                        emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Growth                          X               Long-term capital     At least 65% of total assets
   Templeton            Securities Fund                                           growth                in the equity securities of
   Global  Advisors                                                                                     companies located anywhere
   Limited                                                                                              in the world, including
                                                                                                        those in the U.S. and
                                                                                                        emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Templeton                            X               Long-term capital     At least 80% of net assets
   USAllianz            Developed Markets Fund                                    appreciation          in equity securities of
   Advisers, LLC/                                                                                       companies located in any
   Templeton                                                                                            developed country outside
   Investment                                                                                           the U.S., with particular
   Counsel, LLC                                                                                         areas of interest in Western
                                                                                                        Europe, Australia, Canada
                                                                                                        New Zealand, Hong Kong,
                                                                                                        Japan, Bermuda and Singapore
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
JENNISON                Jennison 20/20 Focus                            X         Long-term growth of   Invests in up to 20 value
o  managed by           Portfolio                                                 capital               stocks and 20 growth stocks
   Prudential                                                                                           of mid-to-large size U.S.
   Investments Fund                                                                                     companies
   Management
   LLC/Jennison
   Associates, LLC
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Jennison                               X               Long-term growth of   Equity-related securities of
                        International Growth                                      capital               foreign issuers
                        Portfolio
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Strategic Partners                           X         Long-term growth of   At least 65% of total assets
                        Focused Growth                                            capital               in equity-related securities
                        Portfolio                                                                       of U.S. companies that the
                                                                                                        adviser believes to have
                                                                                                        strong capital appreciation
                                                                                                        potential
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
OPPENHEIMER             Oppenheimer Global                       X                Long-term capital     Securities - mainly common
o  managed by           Securities Fund/VA                                        appreciation          stocks, but also other
   Oppenheimer Funds,                                                                                   equity securities including
   Inc.                                                                                                 preferred stocks and

                                                                                                        securities
                                                                                                        convertible
                                                                                                        into
                                                                                                        common
                                                                                                        stock-of
                                                                                                        foreign
                                                                                                        issuers,
                                                                                                        "growth-type"
                                                                                                        companies,
                                                                                                        cyclical
                                                                                                        industries
                                                                                                        and
                                                                                                        special
                                                                                                        situations
                                                                                                        the
                                                                                                        adviser
                                                                                                        believes
                                                                                                        offer
                                                                                                        appreciation
                                                                                                        possibilities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimer High                     X                   High level of          High-yield fixed-income
                        Income Fund/VA                                            current income        securities of domestic and
                                                                                                        foreign issuers
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimer Main                            X            High total return      Common stocks of U.S.
                        Street Growth &                                           (which includes       companies; other equity
                        Income Fund/VA                                            growth in the value   securities -- such as
                                                                                  of its shares as      preferred stocks and
                                                                                  well as current       securities convertible into
                                                                                  income)               common stocks; debt
                                                                                                        securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Oppenheimer                                   X      Capital appreciation  Invests in companies that
   USAllianz Advisers,  Emerging Growth Fund                                                            have the potential to become
   LLC/Oppenheimer                                                                                      leaders in new emerging
   Funds, Inc.                                                                                          markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
PIMCO                   PIMCO VIT High Yield                  X                   Maximum total         At least 80% of assets in
o  managed by Pacific   Portfolio                                                 return, consistent    high-yield securities ("junk
   Investment                                                                     with preservation     bonds") rated below
   Management Company                                                             of capital and        investment grade, but at
   LLC                                                                            prudent investment    least "B" by Moody's or S&P
                                                                                  management
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT StocksPLUS                            X         Total return          Substantially in S&P 500
                        Growth and Income                                         exceeding that of     derivatives, backed by a
                        Portfolio                                                 the S&P 500           portfolio of fixed income
                                                                                                        instruments
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT Total                   X                       Maximum total         At least 65% of assets in
                        Return Portfolio                                          return, consistent    fixed income instruments of
                                                                                  with preservation     varying maturities
                                                                                  of capital and
                                                                                  prudent investment
                                                                                  management
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ PIMCO Growth &                          X            Long-term growth of   At least 65% of its total
   USAllianz Advisers,  Income Fund                                               capital ; secondary   assets in common stocks of
   LLC/ Allianz                                                                   emphasis on income    companies with market
   Dresdner Asset                                                                                       capitalizations of more than
   Management of                                                                                        $1 billion at the time of
   America L.P.                                                                                         investment
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO                                             X  Long-term growth of   At least 65% of total assets
                        Renaissance Fund                                          capital and income    in common stocks of
                                                                                                        companies with below-average
                                                                                                        valuations whose business
                                                                                                        fundamentals are expected to
                                                                                                        improve
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO Value Fund                        X            Long-term growth of   At least 65% of its total
                                                                                  capital and income    assets in common stocks of
                                                                                                        companies with market
                                                                                                        capitalizations of more than
                                                                                                        $5 billion at the time of
                                                                                                        investment
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
SELIGMAN                Seligman Small-Cap                                 X      Long-term capital     At least 80% of net assets
o  managed by J. & W.   Value Portfolio                                           appreciation          in common stocks of "value"
   Seligman & Co.                                                                                       companies with small market
   Incorporated                                                                                         capitalization (up to $2

                                                                                                        billion)
                                                                                                        at
                                                                                                        the
                                                                                                        time
                                                                                                        of
                                                                                                        purchase
                                                                                                        by
                                                                                                        the
                                                                                                        portfolio
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------



USAZ                    USAZ Money Market Fund        X                           Current income        At least 80% of total assets
o  managed by USAllianz                                                           consistent with       in portfolio of high
   Advisers, LLC/                                                                  stability of         quality, money market
   Allianz of America,                                                             principal            investments
   Inc.
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
VAN KAMPEN              USAZ Van Kampen                                        X  Capital growth        At least 65% of total assets
o  managed by USAllianz Aggressive Growth Fund                                                          in common stocks and other
   Advisers, LLC/Van                                                                                    equity securities the
   Kampen Investment                                                                                    adviser believes have an
   Advisory Corp.                                                                                       above-average potential for
                                                                                                        capital growth
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                              X            Capital growth and    Invests primarily
   Advisers, LLC/Van    Comstock Fund                                             income                in common stocks
   Kampen Asset
   Management Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                                 X         Capital               Invests primarily
                        Emerging Growth Fund                                      appreciation          in portfolios of common
                                                                                                        stocks of emerging growth
                                                                                                        companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                              X            Income and            Invests primarily
                        Growth and Income Fund                                    long-term growth of   in income-producing

                                                                                                        capital
                                                                                                        equity
                                                                                                        securities,
                                                                                                        including
                                                                                                        common
                                                                                                        stocks
                                                                                                        and
                                                                                                        convertible
                                                                                                        securities;
                                                                                                        also
                                                                                                        in
                                                                                                        non-convertible
                                                                                                        preferred
                                                                                                        stocks
                                                                                                        and
                                                                                                        debt
                                                                                                        securities
                                                                                                        rated
                                                                                                        "investment
                                                                                                        grade"
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                                        X  Capital growth        Invests primarily
   Advisers, LLC/Van    Growth Fund                                                                     in common stocks and other
   Kampen Investment                                                                                    equity securities of growth
   Advisory Corp.                                                                                       companies; also in preferred
                                                                                                        stocks and securities
                                                                                                        convertible into common
                                                                                                        stocks or other equity
                                                                                                        securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------


Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

Allianz Life may enter into certain arrangements under which it is compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the investment options from contracts that we issue or administer. Some advisers may pay us more or less than others, The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Investment Options assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. Because 12b-1 fees are paid out of a Investment Option portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract value, or both, at any time and in our sole discretion. The Investment Options which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.


TRANSFERS


You can transfer money among the Investment Options. You cannot make transfers from the Fixed Payment Option to the Investment Options. Allianz Life currently allows you to make as many transfers as you want each year. We may limit this in the future. However, you will always be allowed at least 6 transfers each year. This product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Option. We may reject any specific Purchase Payment allocation or transfer request from any person, if in the Investment Option managers' judgment, an Investment Option would be unable to invest effectively in accordance with its investment objectives and policies, or if the Investment Option would be potentially adversely affected.


The following applies to any transfer:

1.   You cannot make transfers during the free look period.

2. Your request for a transfer must clearly state which Investment Options or the Fixed Payment Option is involved in the transfer.

3. Your request for a transfer must clearly state how much the transfer is for.

4. You cannot make a transfer if it would cause any Investment Option or the Fixed Payment Option to provide less than 10% of the benefits under your Contract.

5. You can make at least one allocation to the Fixed Payment Option. Both your initial allocation to the Fixed Payment Option and each transfer to the Fixed Payment Option will be treated as an allocation.

TELEPHONE TRANSFER

You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Allianz Life is instructed otherwise, Allianz Life will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions. We reserve the right to discontinue or modify the telephone transfer privilege at any time and for any reason.



We do not currently accept transfer instructions via e-mail, web site, or other electronic communication. This service may be available in the future.

Please note that telephone, fax and/or electronic communication may not always be available. Any telephone, fax, and/or computer system, whether it is yours, your service provider's, or your registered representative, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our service center.



EXCESSIVE TRADING

We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple Contract owners, the result can be simultaneous transfers involving large amounts of Contract value. Such transfers can disrupt the orderly management of the Portfolios, can result in higher costs to Contract owners, and generally are not compatible with the long-range goals of Contract owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all shareholders of the Portfolios and the management of the Portfolios share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of Contract owners.

VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote, which affects your investment, we will obtain from you and other Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Allianz Life may substitute one of the Investment Options you have selected with another Investment Option. We will not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant.


6EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE  CHARGES

Each day, we make a deduction for insurance charges. We do this as part of our calculation of the value of the VIP Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative expense charge.

Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in an Investment Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in an Investment Option. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

COMMUTATION FEE

Under certain circumstances, you can liquidate (withdraw) all or part of an Investment Option of the Contract. When you make a liquidation, the amount you receive will be reduced by the commutation fee or as set forth in your contract. The commutation fee is a percentage of the amount withdrawn. The commutation fee is equal to:

            Contract Year        Charge
            ---------------------------
                  1                5%
                  2                5%
                  3                4%
                  4                3%
                  5                2%
          6 (& thereafter)         1%

After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state. For information regarding premium taxes in your state, contact your agent or our USAllianz Service Center.

INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the Investment Option prospectuses.

7TAXES
--------------------------------------------------------------------------------


NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Allianz Life has included an additional discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax Deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a Qualified Contract.

Qualified Contracts are subject to special rules and the terms of the retirement plan itself. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

LIQUIDATIONS -- NON-QUALIFIED CONTRACTS

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a surrender or as Annuity Payments. When you make a surrender you are taxed on the amount of the surrender from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payment are fully includible in income.

If the value of your Contract exceeds your Purchase Payment, any surrenders will be included in taxable income to the extent of earnings in your Contract.

The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 59 1/2

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as annuity payments under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.

The Code does not specifically address withdrawals (liquidations) from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue
Service concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the favorable tax treatment of the Annuity Payments made before and after the withdrawal under the requirement that all immediate annuity payments must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each Annuity Payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While Allianz Life currently believes that such withdrawals will not adversely affect the favorable tax treatment of Annuity Payments received before or after a withdrawal and Allianz Life intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation (withdrawal).

LIQUIDATIONS -- QUALIFIED CONTRACTS

If you make a withdrawal under an IRA Contract, a portion of the amount is taxable, generally based on the ratio of your cost basis to the total accrued benefit under the contract. Often in the case of IRAs, there is no cost basis which results in the full amount of the withdrawal being included in taxable income. The Code imposes a 10% penalty tax on the taxable portion of any distributions from qualified retirement plans, including IRA Contracts. The penalty tax will not apply to the following distributions:

(a) distributions made on or after the date you reach age 59 1/2; (b) distributions following your death or disability (for this purposedisability is as defined in Section 72(m)(7) of the Code);

(c) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

(d) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

(e) distributions made on account of an IRS levy upon the Qualified Contract;

(f) distributions for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

(g) distributions made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year; and

(h) distributions which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. You should obtain competent tax advice before you make any liquidations from an IRA Contract. Any amounts distributed will only be paid to you, your Annuitant or your Beneficiary. Allianz Life will not transfer or pay such amounts to another IRA or tax qualified plan.

Death Benefits

If an enhanced death benefit is selected for a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), resulting in the immediate taxation of amounts hold in the Contract and the imposition of penalty by taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 591/2.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


8.ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


If you have chosen Annuity Option 2, 4 or 6 you may make liquidations (withdrawals) from your Contract under the certain circumstances described below.

Annuity Options 2 and 4: If you have selected Annuity Option 2 or 4 and a portion of your payments come from the Investment Options, you may make partial liquidations (withdrawals) from your Contract. You can only make liquidations after the first Contract year. During the lifetime of the Annuitant(s) and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation once each year. You can liquidate a portion of the Total Liquidation Value. (Total Liquidation Value is referred to as "Total Withdrawal Value" in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments (allocated to the Investment Options) to the end of the period certain commuted at the AIR, less a commutation fee, or as set forth in your contract. The total amount you can liquidate is guaranteed to not be less than 25% of the Total Liquidation Value. Currently, you may liquidate up to 75% of the Total Liquidation Value. Allianz Life may change this amount in the future. The minimum amount you can liquidate is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. Partial liquidations may not be available in your state.

After a partial liquidation, the subsequent monthly Annuity Payment during the guaranteed period certain will be reduced by the percentage of the Total Liquidation Value liquidated, including the commutation fee.

Annuity Option 6: If you have selected Annuity Option 6, you can currently make one liquidation each year. You may liquidate the Total Liquidation Value of your Contract. The Total Liquidation Value is equal to the present value of the remaining Annuity Payments to the end of the period certain commuted at the AIR less a commutation fee or as set forth in your contract. Allianz Life may restrict the amount of a partial liquidation to a minimum of $2,500. We may require a complete liquidation of your Contract if the remaining Total Liquidation Value after you request a partial liquidation would be less than $35,000. Allianz Life will require you to return your Contract before we pay the entire commuted value.

We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation.

Income taxes and tax penalties may apply to any liquidation you make.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for liquidations or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.



9 PERFORMANCE AND ILLUSTRATIONS
--------------------------------------------------------------------------------


We periodically advertise performance. We will calculate performance by determining the percentage change in the value of a unit by dividing the increase (decrease) for that unit by the value of the unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the Investment Options. We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Investment Options may also be advertised -- see the accompanying Investment Option prospectuses for more information.

We may in the future also advertise yield information. If we do, we will provide
you  with  information   regarding  how  yield  is  calculated.   More  detailed
information regarding how performance is calculated is found in the SAI.

We base any performance advertised on historical data. This performance does not guarantee future results of the Investment Options.





Allianz Life may also provide illustrations to customers. These illustrations provide hypothetical depictions of the "payout," or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Payout" illustrations may have various features, as follows:



o Payout illustrations are designed to show the hypothetical effect of annuitizing a Contact, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance and an assumed interest rate
     (AIR), whereas a fixed payout illustration would be based upon the annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from qualified Contracts.


The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and
expense  risk  charges,   and  the  administrative  expense  charge.   Contract
maintenance charges may or may not be deducted from a particular illustration. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.


The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

A sample format of a customer illustration is attached as Appendix A to the Statement of Additional Information and is incorporated herein by reference.




10. DEATH BENEFIT
--------------------------------------------------------------------------------


If you die before the Income Date and there is no Joint Annuitant, we will treat your Contract as if we had never issued it. We will return the Purchase Payment to your estate.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from a state.

DEATH OF BENEFICIARY

Unless you tell us otherwise, any amount payable after your death and that of any Joint Annuitant will be payable:


1. in equal shares to the surviving Beneficiaries;

2. if no Beneficiary is living, payment will be made in equal shares to any surviving contingent Beneficiaries;

3. if there is no surviving Beneficiary or contingent Beneficiary, payment will be made to your estate.



11. OTHER INFORMATION
--------------------------------------------------------------------------------


ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 5701 Golden Hills Drive, Minneapolis, Minnesota 55416-1297, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT


Allianz Life established Allianz Life Variable Account B (Separate Account) under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the Fixed Account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into sub-accounts each of which invests exclusively in a single portfolio.

Allianz Life owns the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.



DISTRIBUTION

Our wholly-owned subsidiary, USAllianz Investor Services, LLC, (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a Broker-Dealer with the Securities and Exchange Commission, under the Securities Exchange Act of 1934 as well as with the securities commission in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). More information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297, acts as the distributor of the Contracts. USAllianz Investor Services, LLC, is an affiliate of Preferred Life.

Commissions   will  be  paid  to   Broker/Dealers   who  sell   the   Contracts.
Broker/Dealers will be paid commissions at the time of purchase up to 4.0% of the Purchase Payment. Broker/Dealers are also paid a trail commission of up to ..40% of the remaining payout value that remains under your Annuity Option invested in an Investment Option (trail commissions are not paid on amounts invested in the Fixed Payment Option) We (by agreement with the Broker/Dealer) pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could be more than 4% of the Purchase Payment). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances).


Other compensation options also may be made available. [USAllianz may enter into selling agreements with other broker-dealers registered under the Securities Exchange Act of 1934. Under the agreements with those broker-dealers, the commission paid to the broker-dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional compensation to the broker-dealer and/or reimburse the broker-dealer for portions of Contract sales expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.]

[USAllianz does not retain any override as distributor for the Contracts. However, USAllianz's operating and other expenses are paid for by Allianz Life. Also, USAllianz receives 12b-1 fees from several of the Investment Options.

Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.



ADDITIONAL CREDITS FOR CERTAIN GROUPS

Allianz Life may credit additional amounts to a contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION

We have hired  Delaware  Valley  Financial  Services,  Inc.  (USAllianz  Service
Center), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owners records. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz or an affiliate. Call (800) 542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings. FINANCIAL STATEMENTS The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS
OF THE STATEMENT OFADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Company ...........................................   2

Experts ...........................................   2

Legal Opinions ....................................   2

Distributor .......................................   2

Calculation of Performance Data ...................   2


Illustrations....................................... 8

Federal Tax Status ................................   8

Annuity Provisions ................................  14

Financial Statements ..............................  15


Appendix A-Illustration ..........................   16

PRIVACY NOTICE

We Care About Your Privacy!

In compliance with Gramm-Leach-Bliley (GLB), this notice describes the privacy policy and practices followed by Allianz Life Insurance Company of North America, and their affiliated companies (herein referred to as "Allianz").

Your privacy is a high priority for us and it will be treated with the highest degree of confidentiality. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. However, we want to emphasize that we are committed to maintaining the privacy of this information in accordance with law. All individuals with access to personal information about our customers are required to follow this policy.

Non-public Information Collected.

o....Information  we receive  from you on  insurance  and annuity  applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

Non-public Information Disclosed.

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Allianz insurance products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

Confidentiality and Security of Your Non-public Personal Information.

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Allianz insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

o If we become aware that an item of personal information may be materially inaccurate, we will make reasonable effort to re-verify its accuracy and correct any error as appropriate.


Information about Former Customers.

Non-public information about our former customers is maintained by Allianz on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

Further Information.

o You have a right to access and request correction of your personal information that is recorded with Allianz.

o Information obtained from a report prepared by an insurance support organization may be retained by the insurance support organization and disclosed to other persons.

*You are entitled to receive, upon request to Allianz, a record of any subsequent disclosures of medical record information made by Allianz including the following:

1. the name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

2.   the date of the receipt or examination; and

1.   to the extent practicable, a description of the information disclosed.

         *For Montana residents only

If you have any questions about our privacy policy, please write, call, or email:

Allianz Life Insurance Company of North America
PO Box 1344, Minneapolis, MN  55440-1344
800/328-5600, www.allianzlife.com

APPENDIX A
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information. The table below gives per unit information for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.


(Number of units in Thousands)      USAZ Alliance       USAZ Alliance   USAZ Alliance   Franklin  Franklin
                                    Capital Growth      Capital Large   Cap Capital     Global    Growth &    Franklin
                                    and Income Fund     Growth Fund        Technology   Comm       Income       High
Investment Options:                                                         Fund   Securities   Securities      Income
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2001
Unit value at beginning of period            NA           NA                  NA         $25.770      $30.424   $17.930
Unit value at end of period               $10.443      $10.526           $10.746         17.979     $29.3931   $18.433
Number of units outstanding at end of period 179          102                234         12,069       15,365     4,708
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA       NA              NA            $38.917       $26.147      $20.900
Unit value at end of period                     NA       NA              NA            $25.770       $30.424      $17.930
Number of units outstanding at end of period    NA       NA              NA             16,877        19,237        6,333
---------------------------------------------------------------------------------------------------------------------------


Year Ended Dec. 31, 1999
Unit value at beginning of period               NA      NA               NA           $28.308       $26.226       $21.208
Unit value at end of period                     NA      NA               NA           $38.917       $26.147       $20.900
Number of units outstanding at end of period    NA      NA               NA            21,687        27,634         9,493
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA       NA              NA         $25.818          $24.551     $21.312
Unit value at end of period                     NA       NA              NA         $28.308          $26.226     $21.208
Number of units outstanding at end of period    NA       NA              NA          30,851          40,4801       4,987
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1997
Unit value at beginning of period               NA      NA               NA         $20.654         $19.490       $19.375
Unit value at end of period                     NA      NA               NA         $25.818         $24.551       $21.312
Number of units outstanding at end of period    NA      NA               NA          39,623         46,9621         8,871
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1996
Unit value at beginning of period               NA     NA                NA          $19.565          $17.310       $17.252
Unit value at end of period                     NA     NA                NA          $20.654          $19.490       $19.375
Number of units outstanding at end of period    NA     NA                NA           53,086           50,027        20,736
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA      NA                 NA           $15.104           $13.215     $14.608
Unit value at end of period                     NA      NA                 NA           $19.565           $17.310     $17.252
Number of units outstanding at end of period    NA      NA                 NA            66,669           46,893       18,756
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA      NA                  NA            $17.319        $13.677      $15.155
Unit value at end of period                     NA      NA                  NA            $15.104        $13.215      $14.608
Number of units outstanding at end of period    NA      NA                  NA             70,082         35,695       15,679
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA      NA                  NA            $15.889      $12.574       $13.278
Unit value at end of period                     NA      NA                  NA            $17.319      $13.677       $15.155
Number of units outstanding at end of period    NA      NA                  NA             84,217      24,719         11,787
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period               NA     NA                  NA            $14.821     $11.949        $11.583
Unit value at end of period                     NA     NA                  NA             $15.889      $12.574      $13.278
Number of units outstanding at end of period    NA     NA                  NA              39,387       17,144        4,780
---------------------------------------------------------------------------------------------------------------------------
(Number of units in Thousands)                                 Franklin                  Franklin
                                            Franklin           Large Cap                  Rising     Franklin      Franklin
                                             Income           Growth       Franklin     Dividends     Small       Small Cap
Investment Options:                         Securities        Securities   Real Estate   Securities   Cap Value Securities
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2001
Unit value at beginning of period           $28.728           $21.085      $27.827       $22.497    $23.878        $9.553
Unit value at end of period                 $28.604           $18.450      $29.684       $25.266    $20.009       $10.758
Number of units outstanding at end of period 13,514             7,467        3.005         9,153      6,886         1,463
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period           $24.323          $20.218       $21.386      $18.846     $28.353        $7.736
Unit value at end of period                 $28.728          $21.085       $27.827      $22.497     $23.878        $9.553
Number of units outstanding at end of period 17,167           10,359         3,767       11,259       9,133         1,012
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1999
Unit value at beginning of period            $25.122       $15.574       $23.107      $21.165    $14.600        $7.717
Unit value at end of period                  $24.323      $20.218        $21.386      $18.846    $28.353        $7.736
Number of units outstanding at end of period 24,929        10,867           5,401      17,252     10,654           727
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1998
Unit value at beginning of period           $25.065        $13.130      $28.169        $20.074    $14.952       $10.000*
Unit value at end of period                 $25.122         15.574      $23.107        $21.165    $14.600         $7.717
Number of units outstanding at end of period 39,420          8,454        9,639         27,683     14,856            719
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period           $21.708        $11.254     $23.668        $15.303     $12.913          NA
Unit value at end of period                 $25.065        $13.130     $28.169        $20.074     $14.952          NA
Number of units outstanding at end of period 49,812          5,673       13,445        33,249       16,925         NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period            $19.785         $10.000*   $18.073        $12.498     $10.146          NA
Unit value at end of period                  $21.708         $11.254    $23.668        $15.303     $12.913          NA
Number of units outstanding at end of period  57,504          3,722      12,757         35,569      12,784          NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1995
Unit value at beginning of period            $16.392       NA       $15.594          $ 9.769     $10.000*           NA
Unit value at end of period                  $19.785       NA       $18.073          $12.498     $10.146            NA
Number of units outstanding at end of period  59,309       NA        10,998           33,789       1,302            NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period             $17.734     NA      $15.369          $10.327        NA               NA
Unit value at end of period                   $16.392     NA      $15.594           $9.769        NA               NA
Number of units outstanding at end of period   56,569     NA       11,645           28,778        NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period            $15.163       NA      $13.095      $10.848          NA               NA
Unit value at end of period                  $17.734       NA      $15.369       $10.327         NA               NA
Number of units outstanding at end of period  38,967       NA        5,589        26,256         NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period            $13.580       NA         $11.848    $10.000*        NA              NA
Unit value at end of period                  $15.163       NA         $13.095     $10.848        NA              NA
Number of units outstanding at end of period  11,397       NA           1,052       8,388        NA              NA
---------------------------------------------------------------------------------------------------------------------------





(Number of units in Thousands)                                    FranklinFranklin                       Templeton
                                                      Franklin      Zero    Zero     Mutual    Mutual   Developing
                                                         US     Coupon     Coupon   Discovery  Shares     Markets
Investment Options:                                  Government-      2005 - 2010  SecuritiesSecurities Securities
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2001
Unit value at beginning of period                     $20.481   $25.758    $28.289   $14.922   $14.831    $8.473
Unit value at end of period                          $21.733     27.667     29.462    14.771    15.692     7.679
Number of units outstanding at end of period           12,805     1,404      1,071     3,735     7,886     5.463
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period                     $18.574   $23.205    $24.164   $13.701   $13.237   $12.188
Unit value at end of period                           $20.481   $25.758    $28.289   $14.922   $14.831    $8.473
Number of units outstanding at end of period           15,282     1,666      1,278     4,601     8,947     7,646
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period                     $19.014   $25.003    $27.920   $11.226   $11.837    $7.993
Unit value at end of period                           $18.574   $23.205    $24.164   $13.701   $13.237   $12.188
Number of units outstanding at end of period           20,938     2,011      1,851     5,796    12,423    11,226
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period                    $17.947    $22.532    $24.740   $11.983   $11.993   $10.340
Unit value at end of period                          $19.014    $25.003    $27.920   $11.226   $11.837    $7.993
Number of units outstanding at end of period           30,500     2,635      2,582     9,718    18,133    15,989
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1997
Unit value at beginning of period                     $16.650   $20.517    $21.522   $10.180   $10.330   $11.487
Unit value at end of period                           $17.947   $22.532    $24.740   $11.983   $11.993   $10.340
Number of units outstanding at end of period           36,347     2,910      2,998     9,940    18,744    23,005
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1996
Unit value at beginning of period                     $16.298   $20.914    $22.431  $10.000*  $10.000*    $9.582
Unit value at end of period                           $16.650   $20.517    $21.522   $10.180   $10.330   $11.487
Number of units outstanding at end of period               45     3,579      3,297     1,471     2,613    22,423
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period                     $13.835   $16.096    $15.930        NA        NA    $9.454
Unit value at end of period                           $16.298   $20.914    $22.431        NA        NA    $9.582
Number of units outstanding at end of period           34,313     3,504      3,437        NA        NA    15,618
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period                     $14.698   $18.050    $18.144        NA        NA  $10.000*
Unit value at end of period                           $13.835   $16.096    $15.930        NA        NA    $9.454
Number of units outstanding at end of period          36,490      2,780      2,589        NA        NA     9,774
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period                     $13.586   $14.975    $14.670        NA        NA        NA
Unit value at end of period                           $14.698   $18.050    $18.144        NA        NA        NA
Number of units outstanding at end of period           40,402     2,020      1,405        NA        NA        NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period                    $12.798    $13.705    $13.482        NA        NA        NA
Unit value at end of period                          $13.586    $14.975    $14.670        NA        NA        NA
Number of units outstanding at end of period           25,054     1,090        849        NA        NA        NA
---------------------------------------------------------------------------------------------------------------------------





(Number of units in Thousands)
                                                                                                         SP Strategic
                                          Templeton   Templeton              USAZ           SP Jennison     Partners
                                           Foreign     Growth             Templeton           Int'l          Focused
Investment Options:                      Securities  Securities    Dev Market   Fund        Growth             Growth
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2001
Unit value at beginning of period          $21.586    $19.529          NA                 $8.485             $7.949
Unit value at end of period                $17.932    $19.066         $10.227             $5.361              $6.605
Number of units outstanding at end of period15,753     13,408             8                54                 50
Year Ended Dec. 31, 2000
Unit value at beginning of period          $23.022    $19.466        NA                $10.000*            $10.000*
Unit value at end of period                $21.586    $19.529        NA               $8.485                 $7.949
Number of units outstanding at end of period19,667     17,978        NA                   NA                  NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period          $18.437    $16.309        NA                   NA                 NA
Unit value at end of period                $23.022    $19.466        NA                   NA                 NA
Number of units outstanding at end of period27,313     24,872        NA                   NA                 NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period          $17.711    $15.176        NA                   NA                 NA
Unit value at end of period                $18.437    $16.309        NA                   NA                 NA
Number of units outstanding at end of period44,256     34,226        NA                   NA                 NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period          $16.081    $13.560        NA                   NA                NA
Unit value at end of period                $17.711    $15.176        NA                   NA                NA
Number of units outstanding at end of period58,179     41,433        NA                   NA                NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period          $13.263    $11.339        NA                   NA               NA
Unit value at end of period                $16.081    $13.560        NA                   NA               NA
Number of units outstanding at end of period64,375     40,327        NA                   NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period          $12.161    $10.201        NA                   NA               NA
Unit value at end of period                $13.263    $11.339        NA                   NA               NA
Number of units outstanding at end of period59,883     28,309        NA                   NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period          $12.226   $10.000*        NA                   NA               NA
Unit value at end of period                $12.161    $10.201        NA                   NA               NA
Number of units outstanding at end of period60,464     14,637        NA                   NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period          $ 9.642         NA        NA                   NA               NA
Unit value at end of period                $12.226         NA        NA                   NA               NA
Number of units outstanding at end of period24,026         NA        NA                   NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period         $10.000*         NA        NA                  NA               NA
Unit value at end of period                $ 9.642         NA        NA                  NA               NA
Number of units outstanding at end of period 1,329         NA        NA                  NA               NA
---------------------------------------------------------------------------------------------------------------------------



Investment Options:                              PIMCO VIT              PIMCO VIT             PIMCO VIT       USAZ PIMCO
                                                 High Yield           VIT StockPLUS         Total Return    Growth & Income
                                                  Portfolio       Growth & Income Portfolio    Portfolio         Fund
---------------------------------------------------------------------------------------------------------------------------
Ended Dec. 31, 2001
Unit value at beginning of period               NA                   NA                        NA                    NA
Unit value at end of period                    $9.941               $8.266                  $11.720               $10.140
Number of units outstanding at end of period   160                   77                        362                    124
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA                   NA                          NA                 NA
Unit value at end of period                     NA                   NA                          NA                 NA
Number of units outstanding at end of period    NA                   NA                          NA                 NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1999
Unit value at beginning of period               NA                   NA                          NA                NA
Unit value at end of period                     NA                   NA                          NA                NA
Number of units outstanding at end of period    NA                   NA                          NA                NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA                   NA                          NA                NA
Unit value at end of period                     NA                   NA                          NA                NA
Number of units outstanding at end of period    NA                   NA                          NA                NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period               NA                   NA                          NA               NA
Unit value at end of period                     NA                   NA                          NA               NA
Number of units outstanding at end of period    NA                   NA                          NA               NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period               NA                   NA                          NA               NA
Unit value at end of period                     NA                   NA                          NA               NA
Number of units outstanding at end of period    NA                   NA                          NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA                   NA                           NA               NA
Unit value at end of period                     NA                   NA                           NA               NA
Number of units outstanding at end of period    NA                   NA                           NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA                   NA                           NA               NA
Unit value at end of period                     NA                   NA                           NA               NA
Number of units outstanding at end of period    NA                   NA                           NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA                   NA                           NA               NA
Unit value at end of period                     NA                   NA                           NA               NA
Number of units outstanding at end of period    NA                   NA                           NA               NA
--------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period               NA                   NA                           NA               NA
Unit value at end of period                     NA                   NA                           NA               NA
Number of units outstanding at end of period    NA                   NA                           NA               NA
---------------------------------------------------------------------------------------------------------------------------


Investment Options:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 USAZ Van Kampen
                                             USAZ PIMCO           USAZ PIMCO   USAZ Money      Aggressive
                                           Renaissance Fund        Value Fund   Market Fund     Growth  Fund
Year Ended Dec. 31, 2001
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                    $10.995          $10.938              $10.580     $8.024
Number of units outstanding at end of period   274                  191                1,129       52
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------


Investment Options:
---------------------------------------------------------------------------------------------------------------------------
                                                 USAZ Van Kampen   USAZ Van Kampen   USAZ Van Kampen  USAZ Van Kampen
                                                Comstock    Emerging Growth   Growth & Income         Growth
                                                Fund             Fund                 Fund                 Fund
Year Ended Dec. 31, 2001
Unit value at beginning of period               NA                   NA                   NA                 NA
Unit value at end of period                 $9.330               $9.134                  $9.667           $9.134
Number of units outstanding at end of period   266                  123                  145                123
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

There are no accumulation units shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM
International Equity Fund, Davis VA Financial Portfolio, Davis VA Value Portfolio, Dreyfus Small Cap Stock Index Fund, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.

APPENDIX B
--------------------------------------------------------------------------------


ILLUSTRATION OF ANNUITY INCOME

We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses of 0%, 6% and 12%. These are hypothetical rates of return. Allianz Life does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.

Your variable annuity income may be more or less than the income shown if the actual returns of the Investment Options you select are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Investment Options you choose, how long you live and the Annuity Option you choose.

Another factor which will affect the amount of variable annuity income you will receive is the Assumed Investment Return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR. There are three illustrations. The first is based on a 3% AIR, the second is based on a 5% AIR, and the third is based on a 7% AIR. The 7% AIR may not be available in your state. (Check with your registered representative regarding availability).

The income amounts shown reflect the deduction of all fees and expenses. Actual Investment Option fees and expenses will vary from year to year and from Investment Option to Investment Option. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Investment Option will incur expenses at an average annual rate of 0.95% of the average daily net assets of the Investment Option. The insurance charges are calculated at an annual rate of 1.40% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of -2.32%, 3.54% and 9.40%, respectively.


                                            VALUEMARK INCOME PLUS ILLUSTRATION



Annuitant:                   John Doe                      Annuity Purchase Amount:   $100,000
Date of Birth:               1/1/1932                      Effective Date:            12/1/2001
Annuity Income Option:       Single Life Annuity           First Annuity Income Date:  1/1/2002
Premium Tax:                 0%                            Frequency of Annuity Income:  Monthly
                                                           Assumed Investment Return:      3%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 3% AIR. Income will remain constant at $625 per month when the net rate of return after expenses is 3% (annually).



                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.32%       3.54%       9.40%
------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                      622         625         628
January 1, 2003               71                      590         628         667
January 1, 2004               72                      559         631         708
January 1, 2005               73                      530         635         752
January 1, 2006               74                      503         638         799
January 1, 2011               79                      386         655       1,080
January 1, 2016               84                      296         672       1,461
January 1, 2021               89                      227         690       1,974
January 1, 2026               94                      174         708       2,669





The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.

                             Monthly Payment Amount
         ------------------------------------------------------------
               -2.32%               3.54%               9.40%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses              After Expenses
--------------------------------------------------------------------------------

       1               $ 622               $ 625               $ 628
       2                 590                 628                 667
       3                 559                 631                 708
       4                 530                 635                 752
       5                 503                 638                 799
       6                 477                 641                 849
       7                 452                 645                 902
       8                 429                 648                 958
       9                 407                 652               1,017
      10                 386                 655               1,080
      11                 366                 658               1,148
      12                 347                 662               1,219
      13                 329                 665               1,295
      14                 312                 669               1,375
      15                 296                 672               1,461
      16                 281                 676               1,551
      17                 266                 679               1,648
      18                 252                 683               1,750
      19                 239                 686               1,859
      20                 227                 690               1,974
      21                 215                 694               2,097
      22                 204                 697               2,227
      23                 194                 701               2,366
      24                 184                 705               2,513
      25                 174                 708               2,669




                       VALUEMARK INCOME PLUS ILLUSTRATION



Annuitant:                   John Doe                     Annuity Purchase Amount:  $100,000
Date of Birth:               1/1/1932                     Effective Date:    12/1/2001
Annuity Income Option:       Single Life Annuity          First Annuity Income Date:   1/1/2002
Premium Tax:                 0%                           Frequency of Annuity Income:  Monthly
                                                          Assumed Investment Return:  5%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 5% AIR. Income will remain constant at $743 per month when the net rate of return after expenses is 5% (annually).


                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.32%       3.54%       9.40%
---------------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                   739          742         746
January 1, 2003               71                                                   687          732         777
January 1, 2004               72                                                   639          722         810
January 1, 2005               73                                                   595          712         844
January 1, 2006               74                                                   553          702         879
January 1, 2011               79                                                   385          654       1,079
January 1, 2016               84                                                   268          610       1,325
January 1, 2021               89                                                   187          569       1,627
January 1, 2026               94                                                   130          530       1,998




The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.

                             Monthly Payment Amount
         ------------------------------------------------------------
               -2.32%               3.54%               9.40%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses              After Expenses
--------------------------------------------------------------------------------

       1               $ 739               $ 742               $ 746
       2                 687                 732                 777
       3                 639                 722                 810
       4                 595                 712                 844
       5                 553                 702                 879
       6                 515                 692                 916
       7                 479                 682                 954
       8                 445                 673                 994
       9                 414                 664               1,036
      10                 385                 654               1,079
      11                 358                 645               1,125
      12                 333                 636               1,172
      13                 310                 627               1,221
      14                 289                 619               1,272
      15                 268                 610               1,325
      16                 250                 602               1,381
      17                 232                 593               1,439
      18                 216                 585               1,499
      19                 201                 577               1,562
      20                 187                 569               1,627
      21                 174                 561               1,696
      22                 162                 553               1,767
      23                 151                 545               1,841
      24                 140                 538               1,918
      25                 130                 530               1,998




                       VALUEMARK INCOME PLUS ILLUSTRATION



Annuitant:                   John Doe                 Annuity Purchase Amount:   $100,000
Date of Birth:               1/1/1932                 Effective Date:                   12/1/2001
Annuity Income Option:       Single Life Annuity      First Annuity Income Date:        1/1/2002
Premium Tax:                 0%                       Frequency of Annuity Income:      Monthly
                                                      Assumed Investment Return:        7%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 7% AIR. Income will remain constant at $866 per month when the net rate of return after expenses is 7% (annually).
The 7% AIR may not be available in your state.



                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.32%       3.54%       9.40%
--------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                               $859        $864        $868
January 1, 2003               71                                784         836         887
January 1, 2004               72                                716         809         907
January 1, 2005               73                                654         782         928
January 1, 2006               74                                597         757         948
January 1, 2011               79                                378         642       1,060
January 1, 2016               84                                240         545       1,184
January 1, 2021               89                                152         462       1,323
January 1, 2026               94                                 96         392       1,478




The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 7%. This table is presented graphically in the printed prospectus.

                             Monthly Payment Amount
         ------------------------------------------------------------
               -2.32%               3.54%               9.40%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses              After Expenses
--------------------------------------------------------------------------------
       1               $ 859               $ 864               $ 868
       2                 784                 836                 887
       3                 716                 809                 907
       4                 654                 782                 928
       5                 597                 757                 948
       6                 545                 733                 970
       7                 497                 709                 991
       8                 454                 686               1,014
       9                 414                 664               1,036
      10                 378                 642               1,060
      11                 345                 622               1,083
      12                 315                 602               1,108
      13                 288                 582               1,133
      14                 263                 563               1,158
      15                 240                 545               1,184
      16                 219                 527               1,211
      17                 200                 510               1,238
      18                 182                 494               1,266
      19                 167                 478               1,294
      20                 152                 462               1,323
      21                 139                 447               1,353
      22                 127                 433               1,383
      23                 116                 419               1,414
      24                 106                 405               1,446
      25                  96                 392               1,478





                                PART B SAI



                       STATEMENT OF ADDITIONAL INFORMATION
                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                 May 1, 2002 , as supplemented December 9 , 2002




THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 5701 Golden Hills Drive Minneapolis, MN 55416-1297 (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2002, AND AS SUPPLEMENTED DECMEBER 9, 2002. MAY BE AMENDED FROM TIME TO TIME.




Table of Contents
Contents                                           Page
-------------------------------------------------------
Company .........................................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Calculation of Performance Data .................     2
Illustration..........................................8
Federal Tax Status ..............................     8
Annuity Provisions ..............................    14
Financial Statements ............................    15
Appendix A- Illustrations............................16




                                                                     VIPSAI 1202

Company
--------------------------------------------------------------------------------

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. The Company is rated A++ by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.


Experts
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2001 and the consolidated financial statements of the Company as of December 31, 2001 and 2000 and for each of the years in the three years ended December 31, 2001have been included in this Statement of Additional Information in reliance upon the reports of KPMG LLP, independent accountants included in this Statement of Additional Information and upon the authority of said firm as experts in accounting and auditing. The insurance company audit report refers to a change in its method of accounting for derivative instruments in 2001and a change in its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities in 1999. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN


Legal Opinions
--------------------------------------------------------------------------------

Stewart Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.


Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC, a subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.


Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return

From time to time,  the  Company  may  advertise  the  performance  data for the
Investment Options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of a unit based on the performance of an Investment Option over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and 10 year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Investment Options.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual unit values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
P(1+T)n = ERV

where:

P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.

Yield

The USAZ Money Market Fund. The Company may advertise yield information for the USAZ Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Investment Option's investment securities. The fact that the Fund's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Fund's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAZ Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)

For the seven-day period ending on 12/31/00, the USAZ Money Market Fund had a current yield of -0.42% and an effective yield of -0.42%.

Other Investment Options. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                       cd

where:

a = net investment income earned during the period by the Investment Option attributable to shares owned by the Investment Option;

b = expenses accrued for the period (net of reimbursements, if applicable);

c  = the average daily number of units outstanding during the period;

d  = the maximum offering price per unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. The Company does not currently advertise yield information for any Investment Option (other than the USAZ Money Market Fund).

Performance Ranking
The performance based on each or all of the Investment Options of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Investment Options of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the variable account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which Investment Options provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.

Performance Information

Total returns reflect all aspects of an Investment Option's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in an Investment Option's value over the period. The performance of the Investment Options reflects results achieved prior to the date the Contracts first invested in the Investment Options.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Investment Option. Past performance does not guarantee future results.

The performance figures in Table I reflect Accumulation Unit performance from Separate Account Inception. The performance figures in Table II reflect Accumulation Unit performance from portfolio inception, which may pre-date Separate Account inception and assumes that the Accumulation Units were invested in each of the Investment Options from the Investment Option inception dates as listed on the table. The performance figures in Table III reflects performance information for the Investment Options which does not include any contract fees, expenses or sales charges.



Table I:Standardized Total Return

Actual Total Return for the period ended December 31, 2001

                                                 Column I (without) Actual                  Column II ( with) Actual
------------------------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                   Inception   One    Three    Five      Ten     Since   One     Three    Five      Ten    Since
Investment Option                    Date     Year    Year     Year     Year   InceptionYear     Year     Year     Year  Inception
                              in Investment Option
------------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and   11/5/2001    N/A     N/A      N/A      N/A       4.44    #N/A     #N/A      #N/A    #N/A -0.76
Income
USAZ Alliance Capital Large Cap    11/5/2001    N/A     N/A      N/A      N/A       5.27    #N/A     #N/A      #N/A    #N/A  0.07
Growth
USAZ Alliance Capital Technology   11/5/2001    N/A     N/A      N/A      N/A       7.47    #N/A     #N/A      #N/A    #N/A  2.27
Franklin Global Communications     1/24/1989 -30.23  -14.04    -2.74     1.95       4.64  -35.43   -15.15     -2.90    1.88  4.58
Securities - Class 11
Franklin Growth and Income         1/24/1989  -3.39    3.87     8.56     9.42       8.69   -8.59     3.09      8.43    9.35  8.62
Securities - Class 11
Franklin High Income - Class 11    1/24/1989   2.81   -4.57    -0.99     4.76       4.84   -2.39    -5.49     -1.17    4.69  4.77
Franklin Income Securities -       1/24/1989  -0.43    4.42     5.67     7.73       8.46   -5.63     3.65      5.52    7.66  8.40
Class 11
Franklin Large Cap Growth           5/1/1996 -12.50    5.81    10.39      N/A      11.40  -17.70     5.07     10.27    #N/A 11.32
Securities - Class 11
Franklin Real Estate - Class 11,2  1/24/1989   6.67    8.71     4.63     9.62       8.77    1.47     7.99      4.47    9.55  8.70
Franklin Rising Dividends          1/27/1992  12.31    6.08    10.55      N/A       9.78    7.11     5.32     10.42    #N/A  9.71
Securities - Class 11
Franklin Small Cap - Class 11      11/1/1995 -16.20   11.08     9.15      N/A      11.90  -21.40    10.41      9.03    #N/A 11.83
Franklin Small Cap Value            5/1/1998   6.11    4.55     5.47     5.44       6.25    7.41    11.02      #N/A    #N/A  1.59
Securities - Class 11
Franklin U.S. Government - Class   3/14/1989  12.61   11.71      N/A      N/A       2.01    0.91     3.78      5.32    5.36  6.18
12
Franklin Zero Coupon 2005 - Class  3/14/1989   7.41    3.43     6.16     7.28       8.27    2.21     2.64      6.01    7.21  8.21
11,2
Franklin Zero Coupon 2010 - Class  3/14/1989   4.15    1.81     6.48     8.13       8.80   -1.05     0.99      6.34    8.06  8.74
11,2
Mutual Discovery Securities -      11/8/1996  -1.01    9.58     7.73      N/A       7.87   -6.21     8.88      7.59    #N/A  7.76
Class 11
Mutual Shares Securities - Class   11/8/1996   5.81    9.85     8.72      N/A       9.15    0.61     9.15      8.58    #N/A  9.06
11
Templeton Developing Markets        3/4/1996  -9.36   -1.32    -7.74      N/A      -3.33  -14.56    -2.17     -7.96    #N/A -3.40
Securities - Class 11,3
Templeton Foreign Securities -     1/27/1992 -16.93   -0.92     2.20      N/A       6.05  -22.13    -1.76      2.05    #N/A  5.99
Class 11,3
Templeton Growth Securities -      3/15/1994  -2.37    5.35     7.05      N/A       8.62   -7.57     4.59      6.92    #N/A  8.57
Class 11
USAZ Templeton Developed Markets   11/5/2001    N/A     N/A      N/A      N/A       2.28    #N/A     #N/A      #N/A    #N/A -2.92
SP Jennison International Growth*  12/15/2000-36.82     N/A      N/A      N/A     -35.84  -42.02     #N/A      #N/A    #N/A -39.46
SP Strategic Partners Focused      12/15/2000-16.90     N/A      N/A      N/A     -20.38  -22.10     #N/A      #N/A    #N/A -23.97
Growth
PIMCO VIT High Yield  - Admin.      2/1/2000   0.93     N/A      N/A      N/A      -0.32   -4.27     #N/A      #N/A    #N/A -2.27
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000 -12.67     N/A      N/A      N/A     -10.05  -17.87     #N/A      #N/A    #N/A -12.19
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000   6.88     N/A      N/A      N/A       9.00    1.68     #N/A      #N/A    #N/A  7.20
Class
USAZ PIMCO Growth and Income       11/5/2001    N/A     N/A      N/A      N/A       1.41    #N/A     #N/A      #N/A    #N/A -3.79
USAZ PIMCO Renaissance             11/5/2001    N/A     N/A      N/A      N/A       9.97    #N/A     #N/A      #N/A    #N/A  4.77
USAZ PIMCO Value                   11/5/2001    N/A     N/A      N/A      N/A       9.39    #N/A     #N/A      #N/A    #N/A  4.19
USAZ Money Market                   2/1/2000   1.83     N/A      N/A      N/A       2.98   -3.37     #N/A      #N/A    #N/A  1.08
USAZ Van Kampen Aggressive Growth   5/1/2001    N/A     N/A      N/A      N/A     -19.75    #N/A     #N/A      #N/A    #N/A -24.95
USAZ Van Kampen Comstock            5/1/2001    N/A     N/A      N/A      N/A      -6.51    #N/A     #N/A      #N/A    #N/A -11.71
USAZ Van Kampen Emerging Growth     5/1/2001    N/A     N/A      N/A      N/A      -8.16    #N/A     #N/A      #N/A    #N/A -13.36
USAZ Van Kampen Growth and Income   5/1/2001    N/A     N/A      N/A      N/A      -3.32    #N/A     #N/A      #N/A    #N/A -8.52
USAZ Van Kampen Growth              5/1/2001    N/A     N/A      N/A      N/A      -4.80    #N/A     #N/A      #N/A    #N/A -10.00
----------------------------------------------------------------------------------------------------------------------------------

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
--------------------------------------------------------------------------------

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.


There is no performance shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Davis VA Financial Portfolio, Davis VA Value Portfolio, Dreyfus Small Cap Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA,
Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.


Table II Hypothetical Total Return for the periods ended December 31, 2001
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                   Inception           One     Three    Five      Ten           Since
---------------------------------------------------------------------------------------------------------------
Investment Option                    Date             Year     Year     Year     Year           Inception
---------------------------------------------------------------------------------------------------------------
                                Investment Option

USAZ Alliance Capital Growth and      11/5/2001         #N/A      #N/A      #N/A       #N/A    4.44
Income
USAZ Alliance Capital Large Cap       11/5/2001         #N/A      #N/A      #N/A       #N/A    5.27
Growth
USAZ Alliance Capital Technology      11/5/2001         #N/A      #N/A      #N/A       #N/A    7.47
Franklin Global Communications        1/24/1989       -30.23    -14.04     -2.74       1.95    4.64
Securities - Class 11
Franklin Growth and Income            1/24/1989        -3.39      3.87      8.56       9.42    8.69
Securities - Class 11
Franklin High Income - Class 11       1/24/1989         2.81     -4.57     -0.99       4.76    4.84
Franklin Income Securities -          1/24/1989        -0.43      4.42      5.67       7.73    8.46
Class 11
Franklin Large Cap Growth              5/1/1996       -12.50      5.81     10.39       #N/A   11.40
Securities - Class 11
Franklin Real Estate - Class 11,2     1/24/1989         6.67      8.71      4.63       9.62    8.77
Franklin Rising Dividends             1/27/1992        12.31      6.08     10.55       #N/A    9.78
Securities - Class 11
Franklin Small Cap - Class 11         11/1/1995       -16.20     11.08      9.15        N/A   11.90
Franklin Small Cap Value               5/1/1998        12.61     11.71       N/A        N/A    2.01
Securities - Class 11
Franklin U.S. Government - Class      3/14/1989         6.11      4.55      5.47       5.44    6.25
12
Franklin Zero Coupon 2005 - Class     3/14/1989         7.41      3.43      6.16       7.28    8.27
11,2
Franklin Zero Coupon 2010 - Class     3/14/1989         4.15      1.81      6.48       8.13    8.80
11,2
Mutual Discovery Securities -         11/8/1996        -1.01      9.58      7.73        N/A    7.87
Class 11
Mutual Shares Securities - Class      11/8/1996         5.81      9.85      8.72        N/A    9.15
11
Templeton Developing Markets           3/4/1996        -9.36     -1.32     -7.74        N/A   -3.33
Securities - Class 11,3
Templeton Foreign Securities -        1/27/1992       -16.93     -0.92      2.20        N/A    6.05
Class 11,3
Templeton Growth Securities -         3/15/1994        -2.37      5.35      7.05        N/A    8.62
Class 11
USAZ Templeton Developed Markets      11/5/2001          N/A       N/A       N/A        N/A    2.28
SP Jennison International Growth*    12/15/2000       -36.82       N/A       N/A        N/A  -35.84
SP Strategic Partners Focused        12/15/2000       -16.90       N/A       N/A        N/A  -20.38
Growth
PIMCO VIT High Yield  - Admin.         2/1/2000         0.93      0.07       N/A        N/A    0.29
Class
PIMCO VIT StocksPLUS Growth &          2/1/2000       -12.67     -2.70       N/A        N/A    4.26
Income - Admin. Class
PIMCO VIT Total Return  - Admin.       2/1/2000         6.88      4.42       N/A        N/A    5.08
Class
USAZ PIMCO Growth and Income          11/5/2001          N/A       N/A       N/A        N/A    1.41
USAZ PIMCO Renaissance                11/5/2001          N/A       N/A       N/A        N/A    9.97
USAZ PIMCO Value                      11/5/2001          N/A       N/A       N/A        N/A    9.39
USAZ Money Market                      2/1/2000         1.83       N/A       N/A        N/A    2.98
USAZ Van Kampen Aggressive Growth      5/1/2001          N/A       N/A       N/A        N/A  -19.75
USAZ Van Kampen Comstock               5/1/2001          N/A       N/A       N/A        N/A   -6.51
USAZ Van Kampen Emerging Growth        5/1/2001          N/A       N/A       N/A        N/A   -8.16
USAZ Van Kampen Growth and Income      5/1/2001          N/A       N/A       N/A        N/A   -3.32
USAZ Van Kampen Growth                 5/1/2001          N/A       N/A       N/A        N/A   -4.80
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.


Table III Investment Option Performance (No Contract Charges)

Total Return for the periods ended December 31, 2001
--------------------------------------------------------------------------------------------
                                                         One     Five       Ten       Since
Investment Option                                       Year     Year      Year     Inception
                                                          %        %         %          %


USAZ Alliance Capital Growth and Income                   N/A       N/A       N/A        4.67
USAZ Alliance Capital Large Cap Growth                    N/A       N/A       N/A        5.50
USAZ Alliance Capital Technology                          N/A       N/A       N/A        7.70
Franklin Global Communications Securities - Class      -29.24     -1.36      3.47        6.09
11
Franklin Growth and Income Securities - Class 11        -2.02     10.10     11.30       10.21
Franklin High Income - Class 1                           4.26      0.41      6.26        6.30
Franklin Income Securities - Class 11                    0.98      7.16      9.34        9.97
Franklin Large Cap Growth Securities - Class 11        -11.26     11.95       N/A       12.97
Franklin Real Estate - Class 11,2                        8.19      6.11     11.54       10.29
Franklin Rising Dividends Securities - Class 11         13.90     12.11       N/A       11.32
Franklin Small Cap - Class 11                          -15.02     10.69       N/A       13.59
Franklin Small Cap Value Securities - Class 11          14.21       N/A       N/A        3.45
Franklin U.S. Government - Class 1                       7.62      6.96      6.99        7.75
Franklin Zero Coupon 2005 - Class 1                      8.93      7.66      8.93        9.80
Franklin Zero Coupon 2010 - Class 1                      5.62      7.98      9.87       10.34
Mutual Discovery Securities - Class 11                   0.39      9.25       N/A        9.40
Mutual Shares Securities - Class 11                      7.31     10.25       N/A       10.69
Templeton Developing Markets Securities - Class         -8.08    -11.59       N/A      -10.94
11,3
Templeton Foreign Securities - Class 11,3,4            -15.75      4.88       N/A        9.78
Templeton Growth Securities - Class 11                  -0.98      8.56       N/A       10.16
USAZ Templeton Developed Markets - Class 1                N/A       N/A       N/A        2.50
SP Jennison International Growth                       -35.92       N/A       N/A      -37.67
SP Strategic Partners Focused Growth                   -20.80       N/A       N/A      -19.93
PIMCO VIT High Yield - Admin. Class                      2.35       N/A       N/A        1.70
PIMCO VIT StocksPLUS Growth & Income - Admin. Class    -11.43       N/A       N/A        5.73
PIMCO VIT Total Return - Admin. Class                    8.37       N/A       N/A        6.55
USAZ PIMCO Growth and Income                              N/A       N/A       N/A        1.63
USAZ PIMCO Renaissance                                    N/A       N/A       N/A       10.20
USAZ PIMCO Value                                          N/A       N/A       N/A        9.63
USAZ Money Market                                        3.27       N/A       N/A        4.24
USAZ Van Kampen Aggressive Growth                         N/A       N/A       N/A      -19.00
USAZ Van Kampen Comstock                                  N/A       N/A       N/A       -5.63
USAZ Van Kampen Emerging Growth                           N/A       N/A       N/A       -7.80
USAZ Van Kampen Growth and Income                         N/A       N/A       N/A       -2.41
USAZ Van Kampen Growth                                    N/A       N/A       N/A       -3.90

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.



4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.


There is no performance shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Davis VA Financial Portfolio, Davis VA Value Portfolio, Dreyfus Small Cap Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA,
Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.

Current Name Previous Name Franklin Small Cap Value Securities Fund Franklin Value Securities Fund Templeton Foreign Securities Fund Templeton International Securities Fund PIMCO VIT High Yield Portfolio PIMCO VIT High Yield Bond Portfolio PIMCO VIT Total Return Portfolio PIMCO VIT Total Return Bond Portfolio USAZ Money Market Fund AZOA Money Market Fund USAZ Van Kampen Emerging Growth Fund USAZ American Growth Fund

The Company may also present performance information computed on a different basis.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what an Owner's total return may be in any future period. Annuity Income

Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark Investment Options. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Investment Option expenses.


--------------------------------------------------------------------------------


ILLUSTRATIONS


Allianz Life may also provide illustrations to customers. These illustrations provide hypothetical depictions of the "payout," or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Payout" illustrations may have various features, as follows:


o Payout illustrations are designed to show the hypothetical effect of annuitizing a Contact, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance and an assumed interest rate
     (AIR), whereas a fixed payout illustration would be based upon the annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from qualified Contracts.


The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and expense risk charges, and the administrative expense charge. Contract maintenance charges may or may not be deducted from a particular illustration. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.


The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

A sample format of a customer illustration is attached as Appendix A to the Statement of Additional Information and is incorporated


Federal Tax Status
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For annuity payments, the portion of a payment includible in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Investment Options of the Trust underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of a deferred annuity contract into another deferred annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract. Required Distributions

     In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the death or change of an annuitant is treated as the death of the owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Tax Treatment of Distributions - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions - IRA Contracts.") The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal." The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

Qualified Plans

The Contracts offered by the Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, annuitants and beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts. IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

Tax Treatment of Distributions - IRA Contracts

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2;

(b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code);

(c) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary;

(d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care;

(e) distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.);

(f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year;

(g)  distributions  made on account of an IRS levy upon the Qualified  Contract;
     and

(h) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 591/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.

Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity or to a "5% owner" (as defined in the Code). Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Assignments, Pledges and Gratuitous Transfers

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulation Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her Accumulation Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Annuity starting dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply. Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which:

(1) are not predetermined as to dollar amount; and

(2) will vary in amount with the net investment results of the applicable Sub-account (s) of the Separate Account.

Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, a fixed number of Annuity Units will be purchased, determined as follows:

The first Annuity Payment is equal to the Contract Value allocated to the Separate Account divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Investment Option, the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Investment Option by the Annuity Unit value on the Annuity Calculation Date. Thereafter, the number of Annuity Units in each Investment Option remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the annuity payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments determined for each Investment Option. The Annuity Payment in each Investment Option is determined by multiplying the number of Annuity Units then allocated to such Investment Option by the Annuity Unit value for that Investment Option.

For each Investment Option, the value of an Annuity Unit was initially established at $1.00. On each subsequent Valuation Date the value of an Annuity Unit is determined in the following way:

FIRST: The Net Investment Factor is determined by dividing (a) by (b) and adding
(c) to the result, where:

a. is the net increase or decrease in the Net Asset Value per share of the Investment Option (or other Eligible Investment) plus the per share amount of any dividend or capital gain distribution paid by the Investment Option (or Eligible Investment) during the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Investment Option as of the end of the current Valuation Period which the Company determines to have resulted from maintenance of the Investment Option; and

b. is the Net Asset Value per share of the Investment Option (or other Eligible Investment) at the beginning of the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Investment Option as of the end of the immediately preceding Valuation Period which the Company determines to have resulted from maintenance of the Investment Option; and

c. is the net result of 1.000 less the Valuation Period deduction for the charges to the Investment Option.

The Net Investment Factor may be more or less than one.

SECOND: The value of an Annuity Unit for a Valuation Date is equal to:

a. the value of the Annuity Unit on the immediately preceding Valuation Date;

b. multiplied by the Net Investment Factor for the Valuation Period ending on the current Valuation Date;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. For example, with a 5% Assumed Investment Return, the Assumed Net Investment Factor for a one-year Valuation Period would be 1.05. For a one-day Valuation Period, the Assumed Net Investment Factor would be 1.00013368062.

The Assumed Investment Return is the investment return upon which Annuity Payments are based. Income will increase from one annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Assumed Investment Return and will decrease if the annualized Net Rate of Return is less than the Assumed Investment Return.

A Contract Owner may choose either a 7%, 5% or a 3% Assumed Investment Return. If the Contract Owner does not choose one, the 5% Assumed Investment Return automatically applies. Choosing a higher Assumed Investment Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance of the Trust and decrease more rapidly during periods of poor investment performance. THE 7% ASSUMED INVESTMENT RETURN IS NOT AVAILABLE IN ALL STATES UNTIL APPROVED BY THE STATE INSURANCE DEPARTMENTS. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY).

The variable  annuity  benefits  provided for under the Contract are based upon:
(a) the 1983(a) Blended Unisex Mortality Table with 50% female content, projected to the year 2000 with Projection Scale G; (b) the Assumed Investment Return, and (c) any applicable taxes. Fixed Annuity Payout

Annuity payments from the Fixed Payment Option (not available in all states) will be equal payments unless otherwise specified by the Annuity Option selected.

Financial Statements
--------------------------------------------------------------------------------

The audited consolidated financial statements of the Company as of and for the year ended December 31, 2001, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2001 is also included herein.

APPENDIX A-ILLUSTRATIONS                                                   A-1

                              IMPORTANT DISCLOSURES
             Hypothetical Variable and/or Fixed Payout Illustration

This illustration depicts how a payment option may work when you purchase a Valuemark Income Plus immediate variable annuity. This illustration is not a contract, and it is not a representation or guarantee of future returns or of any specific payout amount.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the investment options.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. The "variable" payout option illustration is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable investment option expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Additionally, you can select a hypothetical return (maximum of 12%) to illustrate the effect of varying returns on the payout option and assumed investment return (AIR) you have selected. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

This illustration may illustrate adjusted historical performance for one or more investment options. If more than one investment option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one investment option than to other investment options (for example, 50% to one investment option, 30% to a second investment option, and 20% to a third investment option), performance may be shown as weighted aggregate performance.

The "fixed" payout option illustration is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your contract.

Variable Payout Annuity- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the performance of the invesment option(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual performance may be more or less than that reflected in the hypothetical rates of return and will depend on a number of factors, including the choice of variable investment options. The AIR was selected by your registered representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey. The value of a variable annuity will fluctuate, based on the performance of the underlying investment options, and the investor may experience a gain or loss. Actual performance may be more or less than that shown on this illustration and will depend on a number of factors, including the choice of variable investment options. In some cases, "variable" payouts will be shown based upon some assumed fixed rate of return. This type of illustration is used to depict the interplay between the rate of return, the AIR, and the increasing and decreasing annuity payouts. In general, if the assumed rate is higher that the AIR, annuity payments increase. If the assumed rate is lower than the AIR, annuity payments decrease. If "variable" payouts are shown using an assumed fixed rate of return, this rate of return will be an amount not in excess of 12% and a 0% return will also be shown. Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                                              Page x of y
                                                                   L30196
VIP-046 (04/2002)                                            State of Issue:

                                                                             A-2
Fixed Payout Annuity- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary.

Costs and Expenses: The Contract has insurance features and investment features, and there are costs related to each. Allianz Life deducts a mortality and expense risk charge that is equal, on an annual basis, to 1.25% of the average daily value of the contract allocated to an investment option. This charge compensates for the insurance benefits provided by the contract. An Administrative Expense Charge equal, on an annual basis, to .15% of the average daily value of the contract allocated to an investment option is charged for all the expenses associated with the administration of the contract. If you withdraw money out of the Contract, Allianz Life may assess a commutation fee. The commutation fee starts at 5% of the amount taken in the first Contract year and declines to 1% in contract year 6 and thereafter. After the first contract year, one withdrawal from the contract is allowed for Life Annuity with 5, 10, 15, or 20 Year Payments Guaranteed and Joint and Last Survivor Annuity with 5, 10, 15, or 20 Year Payments Guaranteed. A withdrawal is allowed once each year beginning in the first year for the Specified Period Certain Annuity. There are also daily investment option charges that currently range, on an annual basis, from 0.57% to 1.81% of the average daily value of the investment option, depending upon the investment option. Some states and other governmental entities (e.g. municipalities) charge premium taxes or similar taxes that are not reflected in the illustration. Please refer to the prospectus for details regarding premium taxes.

Important Considerations: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index investment options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com. For more complete information about USAllianz Valuemark Income Plus, including fees and expenses, send for a prospectus from USAllianz Investor Services, LLC.

Past performance is not a guarantee of future results.

The first Annuity Payment is assumed paid 30 days after the Purchase Payment
Date.

Please  see important disclosures   on accompanying  pages.

This illustration is not  valid  without all pages.      9/10/01

                                   Page x of y                            L30196
VIP-046 (04/2002)                                                State of Issue:




                                                                            A-3
                       USAllianz Valuemark(R) Income Plus

Prepared For:                  Purchase Payment Information
-------------                  ----------------------------
John Doe, Age 45               Purchase Payment Date:             07/20/2001
Mary Doe, Age 50               Purchase Payment Amount:  $500,000.00



                               Hypothetical Variable & Fixed Payout Illustration

Cost Basis:                         $xxx,xxx.xx
Fixed Payout Allocation:            50%
Variable Payout Allocation:         50%
Payout Option:                      Life Annuity
Assumed Investment Rate:   3% (3, 5 or 7%)

**Note to programmer......have subtotals every 10 years.


   ----------- -------- ------------- --------------- ------------- -------------- ---------------- --------------- ----------------
    Year        Payout     Variable       First         First
                 Age       Payout Rate   (modal)      (modal)       Total           Withdrawals      Exclusion      Taxable
                           of Return     Variable      Fixed        Payout                           Amount         Amount
                                          Payout       Payout       Amount
   ----------- -------- ------------- --------------- ------------- -------------- ---------------- --------------- ----------------




This hypothetical is based on the selected gross rate of return and calculates the annuity payments. Hypothetical gross rate of return does not include any expenses and charges. However, all annuity payments reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M&E charge, administration charge and average portfolio fee of ..xxxx%.

This hypothetical illustration is for illustrative purposes only and is no guarantee of return or future performance.


The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually,or annual. Subsequent payments will increase or decrease based on a variety of factors, to include the annuitized amount, payout option selected, AIR rate of return.



An illustration showing a hypothetical 0% gross rate of return is contained on the following page.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                 L30196
VIP-046 (04/2002)                                                State of Issue:



                                                                             A-4
                       USAllianz Valuemark(R) Income Plus

Prepared For:              Purchase Payment Information
-------------              ----------------------------
John Doe, Age 45           Purchase Payment Date:     07/20/2001
Mary Doe, Age 50           Purchase Payment Amount:  $500,000.00



                Hypothetical Variable & Fixed Payout Illustration

Cost Basis:                         $xxx,xxx.xx
Fixed Payout Allocation:            50%
Variable Payout Allocation:         50%
Payout Option:                      Life Annuity
Assumed Investment Rate:   3% (3, 5 or 7%)

**Note to programmer......have subtotals every 10 years.

Gross Rate of Return 0.00%
--------------------------------------------------------------------------------

   ----------- -------- ------------- --------------- ------------- -------------- ---------------- --------------- ----------------
                                          First          First
        Year     Payout     Variable     (modal)        (modal)     Total Payout     Withdrawals      Exclusion     Taxable Amount
   ----------    Age    Payout Rate      Variable        Fixed         Amount                           Amount
                         of Return       Payout         Payout




This hypothetical is based on the selected gross rate of return and calculates the annuity payments. Hypothetical gross rate of return does not include any expenses and charges. However, all annuity payments reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M&E charge, administration charge and average portfolio fee of ..xxxx%.

This hypothetical illustration is for illustrative purposes only and is no guarantee of return or future performance.


The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually,or annual. Subsequent payments will increase or decrease based on a variety of factors, to include the annuitized amount, payout option selected, AIR rate of return.



Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                          L30196
VIP-046 (04/2002)                                                State of Issue:

                                                                             A-5
                              IMPORTANT DISCLOSURES
                    Hypothetical Variable Payout Illustration



This illustration depicts how a payment option may work when you purchase a Valuemark Income Plus immediate variable annuity. This illustration is not a contract, and it is not a representation or guarantee of future returns or of any specific payout amount.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the investment options.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. The "variable" payout option illustration is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable investment option expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Additionally, you can select a hypothetical return (maximum of 12%) to illustrate the effect of varying returns on the payout option and assumed investment return (AIR) you have selected. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

This illustration may illustrate adjusted historical performance for one or more investment options. If more than one investment option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one investment option than to other investment options (for example, 50% to one investment option, 30% to a second investment option, and 20% to a third investment option), performance may be shown as weighted aggregate performance.

Variable Payout Annuity- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the performance of the invesment option(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual performance may be more or less than that reflected in the hypothetical rates of return and will depend on a number of factors, including the choice of variable investment options.
The AIR was selected by your registered representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey. The value of a variable annuity will fluctuate, based on the performance of the underlying investment options, and the investor may experience a gain or loss. Actual performance may be more or less than that shown on this illustration and will depend on a number of factors, including the choice of variable investment options.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                          L30196
VIP-046 (04/2002)                                                State of Issue:
                                                                            A-6

In some cases, "variable" payouts will be shown based upon some assumed fixed rate of return. This type of illustration is used to depict the interplay between the rate of return, the AIR, and the increasing and decreasing annuity payouts. In general, if the assumed rate is higher that the AIR, annuity payments increase. If the assumed rate is lower than the AIR, annuity payments decrease. If "variable" payouts are shown using an assumed fixed rate of return, this rate of return will be an amount not in excess of 12% and a 0% return will also be shown.

Standardized Average Annual Return: The historical variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each investment option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum purchase payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the investment option, if later. In contrast, illustration material may depict returns from the inception date of the applicable investment option, if earlier than the inception date of the investment option. Standardized return includes the effect of all investment option expenses and all contract expenses, except the commutation fee. If withdrawals are taken from the contract the performance will be lower as a result of the commutation fee. If contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return is computed as of the most recent calendar quarter.

Costs and Expenses: The Contract has insurance features and investment features, and there are costs related to each. Allianz Life deducts a mortality and expense risk charge that is equal, on an annual basis, to 1.25% of the average daily value of the contract allocated to an investment option. This charge compensates for the insurance benefits provided by the contract. An Administrative Expense Charge equal, on an annual basis, to .15% of the average daily value of the contract allocated to an investment option is charged for all the expenses associated with the administration of the contract. If you withdraw money out of the Contract, Allianz Life may assess a commutation fee. The commutation fee starts at 5% of the amount taken in the first Contract year and declines to 1% in contract year 6 and thereafter. After the first contract year, one withdrawal from the contract is allowed for Life Annuity with 5, 10, 15, or 20 Year Payments Guaranteed and Joint and Last Survivor Annuity with 5, 10, 15, or 20 Year Payments Guaranteed. A withdrawal is allowed once each year beginning in the first year for the Specified Period Certain Annuity. There are also daily investment option charges that currently range, on an annual basis, from 0.57% to 1.81% of the average daily value of the investment option, depending upon the investment option. Some states and other governmental entities (e.g. municipalities) charge premium taxes or similar taxes that are not reflected in the illustration. Please refer to the prospectus for details regarding premium taxes.

Important Considerations: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index investment options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.

For more complete information about USAllianz Valuemark Income Plus, including fees and expenses, send for a prospectus from USAllianz Investor Services, LLC. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                          L30196
VIP-046 (04/2002)                                                State of Issue:
                                                                             A-7
                       Standardized Average Annual Return
                          And Adjusted Portfolio Return

As of [12/31/2000], a one time purchase payment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, taking into consideration all contract charges but without regard to taxes:

                                                         Since          Date of     Since        Date of
                         Portfolio Inception           Portfolio       Portfolio   Sub-Account  Sub-Account
Investment Option  1 Year      5 Year     10 Years     Inception       Inception   Inception    Inception
                   (24.76%)     7.29%                   10.00%         4/19/1995     35.00%      1/22/2001


ABC Fund

Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life investment option. Figures reflect the deduction of all contract and Sub-Account charges. Where there is a varying charge depending upon which features selected, the highest potential charge is shown. Sub-Account returns prior to investment option inception have been adjusted for contract expenses.



Past performance is not a guarantee of future results.

The first Annuity Payment is assumed paid 30 days after the Purchase Payment
Date.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                         L30196
VIP-046 (04/2002)                                                State of Issue:


                                                                             A-8
                       USAllianz Valuemark(R) Income Plus

Prepared For:                    Purchase Payment Information
-------------                    ----------------------------
John Doe, Age 45                 Purchase Payment Date:             07/20/2001
Mary Doe, Age 50                 Purchase Payment Amount:  $500,000.00



                     Historical Variable Payout Illustration

Cost Basis:                         $xxx,xxx.xx
Purchase Payment Allocation:        100% Variable
Payout Option:                      Life Annuity
Assumed Investment Rate:   3% (3, 5 or 7%)



  Investment Option                    Allocation    Investment Option                Allocation
  -----------------                    ----------    -----------------                ----------
  Alger American Growth Fund              90%     USAllianz Strategic Growth Fund         10%



                                                             First
        Year           Rate             Payout              {modal}                               Exclusion Amount    Taxable Amount
                      of return           Age                 Payout             Withdrawals
 ------------------- ------------ ------------------- -------------------- -------------------- --------------------- --------------




This illustration is based upon historical returns during the period indicated. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. The Standardized Average Annual Return in the Important Disclosures depicts the historical Investment Option rate of return.


The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually,or annual. Subsequent payments will increase or decrease based on a variety of factors, to include the annuitized amount, payout option selected, AIR rate of return.



Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                          L30196
VIP-046 (04/2002)                                                State of Issue:

                                                                             A-9
                              IMPORTANT DISCLOSURES
                    Hypothetical Variable Payout Illustration


This illustration depicts how a payment option may work when you purchase a Valuemark Income Plus immediate variable annuity. This illustration is not a contract, and it is not a representation or guarantee of future returns or of any specific payout amount.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the investment options.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. The "variable" payout option illustration is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable investment option expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Additionally, you can select a hypothetical return (maximum of 12%) to illustrate the effect of varying returns on the payout option and assumed investment return (AIR) you have selected. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

This illustration may illustrate adjusted historical performance for one or more investment options. If more than one investment option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one investment option than to other investment options (for example, 50% to one investment option, 30% to a second investment option, and 20% to a third investment option), performance may be shown as weighted aggregate performance.

Variable Payout Annuity- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the performance of the investment option(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual performance may be more or less than that reflected in the hypothetical rates of return and will depend on a number of factors, including the choice of variable investment options.

The AIR was selected by your registered representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey.

The value of a variable annuity will fluctuate, based on the performance of the underlying investment options, and the investor may experience a gain or loss. Actual performance may be more or less than that shown on this illustration and will depend on a number of factors, including the choice of variable investment options.

In some cases, "variable" payouts will be shown based upon some assumed fixed rate of return. This type of illustration is used to depict the interplay between the rate of return, the AIR, and the increasing and decreasing annuity payouts. In general, if the assumed rate is higher that the AIR, annuity payments increase. If the assumed rate is lower than the AIR, annuity payments decrease. If "variable" payouts are shown using an assumed fixed rate of return, this rate of return will be an amount not in excess of 12% and a 0% return will also be shown.

Costs and Expenses: The Contract has insurance features and investment features, and there are costs related to each. Allianz Life deducts a mortality and expense risk charge that is equal, on an annual basis, to 1.25% of the average daily value of the contract allocated to an investment option. This charge compensates for the insurance benefits provided by the contract. An Administrative Expense Charge equal, on an annual basis, to .15% of the average daily value of the contract allocated to an investment option is charged for all the expenses associated with the administration of the contract. If you withdraw money out of the Contract, Allianz Life may assess a commutation fee. The commutation fee starts at 5% of the amount taken in the first Contract year and declines to 1% in contract year 6 and thereafter. After the first contract year, one withdrawal from the contract is allowed for Life Annuity with 5, 10, 15, or 20 Year Payments Guaranteed and Joint and Last Survivor Annuity with 5, 10, 15, or 20 Year Payments Guaranteed. A withdrawal is allowed once each year beginning in the first year for the Specified Period Certain Annuity. There are also daily investment option charges that currently range, on an annual basis, from 0.57% to 1.81% of the average daily value of the investment option, depending upon the investment option. Some states and other governmental entities (e.g. municipalities) charge premium taxes or similar taxes that are not reflected in the illustration. Please refer to the prospectus for details regarding premium taxes. Important Considerations: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index investment options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.
For more complete information about USAllianz Valuemark Income Plus, including fees and expenses, send for a prospectus from USAllianz Investor Services, LLC. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com.

Past performance is not a guarantee of future results.

The first  Annuity  Payment is assumed paid 30 days after the  Purchase  Payment
Date.






Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                          L30196
VIP-046 (04/2002)                                                State of Issue:

                                                                            A-11
                       USAllianz Valuemark(R) Income Plus

Prepared For:                         Purchase Payment Information
-------------                         ----------------------------
John Doe, Age 45                      Purchase Payment Date:      07/20/2001
Mary Doe, Age 50                      Purchase Payment Amount:  $500,000.00



Hypothetical Variable Payout Illustration

Cost Basis:                         $xxx,xxx.xx
Purchase Payment Allocation:        100% Variable
Payout Option:                      Life Annuity
Assumed Investment Rate:   3% (3, 5 or 7%)
**Note to programmer......have subtotals every 10 years.


                                                        First
         Year        Payout Age      Variable          (modal)                         Exclusion Amount  Taxable Amount
                                     Payout Rate        Payout          Withdrawals
                                    of Return
   ---------------- ------------ ---------------- ------------------- ---------------- ----------------- ----------------

This hypothetical is based on the selected gross rate of return and calculates the annuity payments. Hypothetical gross rate of return does not include any expenses and charges. However, all annuity payments reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M&E charge, administration charge and average portfolio fee of ..xxxx%.

This hypothetical illustration is for illustrative purposes only and is no guarantee of return or future performance.

The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually,or annual. Subsequent payments will increase or decrease based on a variety of factors, to include the annuitized amount, payout option selected, AIR rate of return.


An illustration showing a hypothetical 0% gross rate of return is contained on the following page.





Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                          L30196
VIP-046 (04/2002)                                                State of Issue:

                                                                            A-12
                       USAllianz Valuemark(R) Income Plus

Prepared For:                           Purchase Payment Information
-------------                           ----------------------------
John Doe, Age 45                        Purchase Payment Date:        07/20/2001
Mary Doe, Age 50                        Purchase Payment Amount:  $500,000.00



                    Hypothetical Variable Payout Illustration

Cost Basis:                         $xxx,xxx.xx
Purchase Payment Allocation:        100% Variable
Payout Option:                      Life Annuity
Assumed Investment Rate:   3% (3, 5 or 7%)
            **Note to programmer......have subtotals every 10 years.
                           Gross Rate of Return 0.00%


   ---------------- ------------ ---------------- ------------------- ---------------- ----------------- ----------------
                                                        First
         Year        Payout Age      Variable           (modal)                         Exclusion Amount  Taxable Amount
                                   Payout Rate          Payout          Withdrawals

                                    of Return


This hypothetical is based on the selected gross rate of return and calculates the annuity payments. Hypothetical gross rate of return does not include any expenses and charges. However, all annuity payments reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M&E charge, administration charge and average portfolio fee of ..xxxx%.

This hypothetical illustration is for illustrative purposes only and is no guarantee of return or future performance.


The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually,or annual. Subsequent payments will increase or decrease based on a variety of factors, to include the annuitized amount, payout option selected, AIR rate of return.



Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                          L30196
VIP-046 (04/2002)                                                State of Issue:

                                                                           A-13
                              IMPORTANT DISCLOSURES
             Hypothetical Variable and/or Fixed Payout Illustration

This illustration depicts how a payment option may work when you purchase a Valuemark Income Plus immediate variable annuity. This illustration is not a contract, and it is not a representation or guarantee of future returns or of any specific payout amount.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the investment options.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. The "variable" payout option illustration is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable investment option expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Additionally, you can select a hypothetical return (maximum of 12%) to illustrate the effect of varying returns on the payout option and assumed investment return (AIR) you have selected. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

This illustration may illustrate adjusted historical performance for one or more investment options. If more than one investment option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one investment option than to other investment options (for example, 50% to one investment option, 30% to a second investment option, and 20% to a third investment option), performance may be shown as weighted aggregate performance.

The "fixed" payout option illustration is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your contract.

Variable Payout Annuity- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the performance of the invesment option(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual performance may be more or less than that reflected in the hypothetical rates of return and will depend on a number of factors, including the choice of variable investment options.

The AIR was selected by your registered representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey.

                                                                            A-14
The value of a variable annuity will fluctuate, based on the performance of the underlying investment options, and the investor may experience a gain or loss. Actual performance may be more or less than that shown on this illustration and will depend on a number of factors, including the choice of variable investment options.
In some cases, "variable" payouts will be shown based upon some assumed fixed rate of return. This type of illustration is used to depict the interplay between the rate of return, the AIR, and the increasing and decreasing annuity payouts. In general, if the assumed rate is higher that the AIR, annuity payments increase. If the assumed rate is lower than the AIR, annuity payments decrease. If "variable" payouts are shown using an assumed fixed rate of return, this rate of return will be an amount not in excess of 12% and a 0% return will also be shown.

Standardized Average Annual Return: The historical variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each investment option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum purchase payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the investment option, if later. In contrast, illustration material may depict returns from the inception date of the applicable investment option, if earlier than the inception date of the investment option. Standardized return includes the effect of all investment option expenses and all contract expenses, except the commutation fee. If withdrawals are taken from the contract the performance will be lower as a result of the commutation fee. If contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return is computed as of the most recent calendar quarter.

Fixed Payout Annuity- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary.

Costs and Expenses: The Contract has insurance features and investment features, and there are costs related to each. Allianz Life deducts a mortality and expense risk charge that is equal, on an annual basis, to 1.25% of the average daily value of the contract allocated to an investment option. This charge compensates for the insurance benefits provided by the contract. An Administrative Expense Charge equal, on an annual basis, to .15% of the average daily value of the contract allocated to an investment option is charged for all the expenses associated with the administration of the contract. If you withdraw money out of the Contract, Allianz Life may assess a commutation fee. The commutation fee starts at 5% of the amount taken in the first Contract year and declines to 1% in contract year 6 and thereafter. After the first contract year, one withdrawal from the contract is allowed for Life Annuity with 5, 10, 15, or 20 Year Payments Guaranteed and Joint and Last Survivor Annuity with 5, 10, 15, or 20 Year Payments Guaranteed. A withdrawal is allowed once each year beginning in the first year for the Specified Period Certain Annuity. There are also daily investment option charges that currently range, on an annual basis, from 0.57% to 1.81% of the average daily value of the investment option, depending upon the investment option. Some states and other governmental entities (e.g. municipalities) charge premium taxes or similar taxes that are not reflected in the illustration. Please refer to the prospectus for details regarding premium taxes.
Important Considerations: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.
High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index investment options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.

For more complete information about USAllianz Valuemark Income Plus, including fees and expenses, send for a prospectus from USAllianz Investor Services, LLC. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com. Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                         L30196
VIP-046 (04/2002)                                                State of Issue:


                                                                            A-15

                       Standardized Average Annual Return
                          And Adjusted Portfolio Return

As of [12/31/2000], a one time purchase payment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, taking into consideration all contract charges but without regard to taxes:

                                                        Since          Date of     Since        Date of
                             Portfolio Inception       Portfolio       Portfolio   Sub-Account  Sub-Account
Investment Option  1 Year      5 Year     10 Years     Inception       Inception   Inception    Inception
                   (24.76%)     7.29%                   10.00%         4/19/1995     35.00%      1/22/2001

ABC Fund

Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life investment option. Figures reflect the deduction of all contract and Sub-Account charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. Sub-Account returns prior to Sub-Account inception have been adjusted for contract expenses.



Past performance is not a guarantee of future results.

The first Annuity Payment is assumed paid 30 days after the Purchase Payment
Date.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                          L30196
VIP-046 (04/2002)                                                State of Issue:

                                                                            A-16
                       USAllianz Valuemark(R) Income Plus

Prepared For:            Purchase Payment Information
-------------            ----------------------------
John Doe, Age 45         Purchase Payment Date:             07/20/2001
Mary Doe, Age 50         Purchase Payment Amount:  $500,000.00



                Historical Variable and Fixed Payout Illustration

Cost Basis:                         $xxx,xxx.xx
Fixed Payout Allocation:            50%
Variable Payout Allocation:         50%
Payout Option:                      Life Annuity
Assumed Investment Rate:   3% (3, 5 or 7%)



  Investment Option                Allocation    Investment Option                   Allocation
  -----------------                ----------    -----------------                   ----------
  Alger American Growth Fund         90%     USAllianz Strategic Growth Fund           10%



**Note to programmer......have subtotals every 10 years.
                                                          First
                           Variable      First           (modal)     Total Payout
      Year     Payout   Payout Rate      (modal)         Fixed         Amount                         Exclusion     Taxable Amount
                 Age      of Return      Variable        Payout                      Withdrawals        Amount
                                          Payout
   ----------- -------- ------------- --------------- ------------- -------------- ---------------- --------------- ----------------



This illustration is based upon historical returns during the period indicated. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. The Standardized Average Annual Return in the Important Disclosures depicts the historical Investment Option rate of return.

This hypothetical illustration is for illustrative purposes only and is no guarantee of return or future performance.


The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually,or annual. Subsequent payments will increase or decrease based on a variety of factors, to include the annuitized amount, payout option selected, AIR rate of return.


Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                       L30196
VIP-046 (04/2002)                                                State of Issue:

                                                                            A-17
                              IMPORTANT DISCLOSURES
                    Hypothetical Variable Payout Illustration


This illustration depicts how a payment option may work when you purchase a Valuemark Income Plus immediate variable annuity. This illustration is not a contract, and it is not a representation or guarantee of future returns or of any specific payout amount.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the investment options.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. The "variable" payout option illustration is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable investment option expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Additionally, you can select a hypothetical return (maximum of 12%) to illustrate the effect of varying returns on the payout option and assumed investment return (AIR) you have selected. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

This illustration may illustrate adjusted historical performance for one or more investment options. If more than one investment option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one investment option than to other investment options (for example, 50% to one investment option, 30% to a second investment option, and 20% to a third investment option), performance may be shown as weighted aggregate performance.

The "fixed" payout option illustration is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your contract.


Fixed Payout Annuity- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary.

Costs and Expenses: The Contract has insurance features and investment features, and there are costs related to each. Allianz Life deducts a mortality and expense risk charge that is equal, on an annual basis, to 1.25% of the average daily value of the contract allocated to an investment option. This charge compensates for the insurance benefits provided by the contract. An Administrative Expense Charge equal, on an annual basis, to .15% of the average daily value of the contract allocated to an investment option is charged for all the expenses associated with the administration of the contract. If you withdraw money out of the Contract, Allianz Life may assess a commutation fee. The commutation fee starts at 5% of the amount taken in the first Contract year and declines to 1% in contract year 6 and thereafter. After the first contract year, one withdrawal from the contract is allowed for Life Annuity with 5, 10, 15, or 20 Year Payments Guaranteed and Joint and Last Survivor Annuity with 5, 10, 15, or 20 Year Payments Guaranteed. A withdrawal is allowed once each year beginning in the first year for the Specified Period Certain Annuity. There are also daily investment option charges that currently range, on an annual basis, from 0.57% to 1.81% of the average daily value of the investment option, depending upon the investment option. Some states and other governmental entities (e.g. municipalities) charge premium taxes or similar taxes that are not reflected in the illustration. Please refer to the prospectus for details regarding premium taxes.
Important Considerations: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.
High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index investment options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.

For more complete information about USAllianz Valuemark Income Plus, including fees and expenses, send for a prospectus from USAllianz Investor Services, LLC. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                          L30196
VIP-046 (04/2002)                                                State of Issue:

Prepared For:             Purchase Payment Information
-------------             ----------------------------
John Doe, Age 45          Purchase Payment Date:             07/20/2001
Mary Doe, Age 50          Purchase Payment Amount:  $500,000.00
                          Purchase Payment Allocation:       100% Fixed



                     Hypothetical Fixed Payout Illustration



                              {Modal}          Exclusion         Taxable
 Annuity Option               Payout            Amount           Amount
 -------------------------------------------------------------------------------
Life Annuity
Life Annuity w/Payment Certain 5 years
Life Annuity w/Payment Certain 10 years
Life Annuity w/Payment Certain 15 years
Life Annuity w/Payment Certain 20 years
Refund Life Annuity
Joint and Last Survivor 100%
Joint and Last Survivor 75%
Joint and Last Survivor 50%
Joint and Last Survivor 100% Payments Certain 5 years
Joint and Last Survivor 100% Payments Certain 10 years
Joint and Last Survivor 100% Payments Certain 15 years
Joint and Last Survivor 100% Payments Certain 20 years




This hypothetical illustration is based upon payout factor rates currently in effect. These are subject to change, and may be higher or lower when you annuitize your contract.


The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually,or annual. Subsequent payments will increase or decrease based on a variety of factors, to include the annuitized amount, payout option selected, AIR rate of return.


Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

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VIP-046 (04/2002)                                                State of Issue: